--------------------------------------------------------------------------------
                          Arizona Municipals Portfolio
                  Portfolio of Investments - January 31, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             ASSISTED LIVING - 1.4%
NR        NR        $1,800   Arizona Health Facilities
                             Authority, Mesa Project,
                             7.625%, 1/1/26             $   1,699,164
                                                        -------------
                             EDUCATION - 5.9%
A1        AA        $1,250   Arizona Board of Regents,
                             University of Arizona,
                             6.25%, 6/1/11              $   1,327,900
NR        NR         2,000   Arizona Educational Loan
                             Marketing Corporation,
                             (AMT) 6.30%, 12/1/08           2,059,120
NR        NR         2,000   Arizona Educational Loan
                             Marketing Corporation,
                             (AMT) 6.25%, 6/1/06            2,063,980
A         NR         1,500   Student Loan Acquisition
                             Authority of Arizona,
                             (AMT) 7.625%, 5/1/10 (3)       1,633,170
                                                        -------------
                                                        $   7,084,170
                                                        -------------
                             ESCROWED - 8.1%
Aaa       AA        $1,000   Arizona Transportation
                             Board Highway, 6.50%,
                             7/1/11                     $   1,108,210
NR        AAA        1,000   Glendale IDA-Thunderbird
                             Grad. School, 7.125%,
                             7/1/20                         1,165,710
Aaa       AAA        7,500   Maricopa County, Single
                             Family Mortgage, 0%,
                             2/1/16                         2,461,800
NR        AA         2,500   City of Phoenix, Street &
                             Highway User, 6.25%,
                             7/1/11                         2,700,650
Aaa       AAA        5,000   City of Phoenix, IDA,
                             Single Family Housing, 0%,
                             12/1/14                        1,785,000
NR        NR           500   City of Scottsdale,
                             Westminster Village,
                             10.00%, 6/1/17                   524,905
                                                        -------------
                                                        $   9,746,275
                                                        -------------
                             GENERAL OBLIGATIONS - 8.6%
Aa        AA+       $1,500   City of Phoenix, 6.375%,
                             7/1/13                     $   1,611,915
Aa        AA+        3,000   City of Phoenix, 5.10%,
                             7/1/13                         2,910,630
NR        A          2,000   City of Phoenix, Tatum
                             Ranch Community, 6.875%,
                             7/1/16 (3)                     2,161,400
Baa1      A          4,000   Commonwealth of Puerto
                             Rico, Aqueduct and Sewer
                             Authority, 5.00%, 7/1/19       3,622,120
                                                        -------------
                                                        $  10,306,065
                                                        -------------
                             HOSPITALS - 3.9%
NR        BBB       $1,130   Arizona Health Facilities
                             Authority, Phoenix
                             Memorial Hospital, 8.125%,
                             6/1/12 (3)                 $   1,225,361
NR        BBB        1,250   Arizona Health Facilities
                             Authority, Phoenix
                             Memorial Hospital, 8.20%,
                             6/1/21 (4)                     1,353,562

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Baa2      BBB-       1,000   Maricopa County, Sun
                             Health Corporation,
                             8.125%, 4/1/12                 1,099,670
NR        NR           915   City of Winslow, Winslow
                             Memorial Hospital Project,
                             9.50%, 6/1/22                  1,011,578
                                                        -------------
                                                        $   4,690,171
                                                        -------------
                             HOUSING - 8.9%
NR        A         $2,000   Maricopa County, Laguna
                             Point Apartments,
                             Multifamily Housing,
                             6.75%, 7/1/19 (3)          $   2,060,200
NR        A          2,250   Maricopa County,
                             Industrial Development
                             Authority, Multifamily
                             Housing, 6.625%, 7/1/26
                             (2)                            2,295,877
NR        A          3,000   Maricopa County,
                             Industrial Development
                             Authority for Greenery
                             Apts., 6.625%, 1/1/27          3,009,570
NR        NR         1,250   Maricopa County,
                             Industrial Development
                             Authority for Greenery
                             Apts., 8.625%, 1/1/27          1,252,788
NR        AA         1,000   City of Phoenix, Woodstone
                             and Silver Springs
                             Apartments,
                             Multifamily Housing,
                             (Asset Guaranty), 6.25%,
                             4/1/23                         1,016,500
NR        AAA        1,000   City of Tempe, Multifamily
                             Housing, Quadrangle
                             Village Apartments, FHA
                             Insured Mortgage Loan,
                             6.25%, 6/1/26                  1,020,040
                                                        -------------
                                                        $  10,654,975
                                                        -------------
                             INDUSTRIAL DEVELOPMENT
                             REVENUE - 5.1%
A1        NR        $1,000   City of Casa Grande,
                             Pollution Control,
                             Frito-Lay Inc., 6.60%,
                             12/1/10                    $   1,077,590
A2        A          3,000   Greenlee County, Pollution
                             Control, Phelps Dodge
                             Corporation, 5.45%, 6/1/09     2,997,090
Baa3      BB+        2,000   Commonwealth of Puerto
                             Rico, Port Authority,
                             American Airlines, 6.25%,
                             6/1/26                         2,053,900
                                                        -------------
                                                        $   6,128,580
                                                        -------------

--------------------------------------------------------------------------------
                    ARIZONA MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             INSURED GENERAL OBLIGATIONS - 7.2%
Aaa       AAA       $1,000   Maricopa County, Alhambra
                             Elementary School District
                             No. 68, (AMBAC) 5.125%,
                             7/1/13                     $     969,730
Aaa       AAA        1,000   Maricopa County, Alhambra
                             Elementary School District
                             No. 68, (AMBAC) 5.625%
                             7/1/13                         1,009,280
Aaa       AAA        1,000   Maricopa County, Chandler
                             Unified School District
                             No. 80, (FGIC) 6.40%,
                             7/1/10                         1,057,360
Aaa       AAA        1,000   Maricopa County, Peoria
                             Unified School District
                             No. 11, (MBIA) 6.40%,
                             7/1/10                         1,057,770
Aaa       AAA        1,000   Maricopa County, Tolleson
                             High School District, No.
                             214, (FGIC) 5.00%, 7/1/13        951,020
Aaa       AAA        1,000   Commonwealth of Puerto
                             Rico, Variable (FSA)
                             7/1/20 (1)                     1,025,000
Aaa       AAA        1,500   Commonwealth of Puerto
                             Rico, Variable (AMBAC)
                             7/1/15 (1)                     1,554,375
Aaa       AAA        1,000   Commonwealth of Puerto
                             Rico, Variable (FSA)
                             7/1/22 (1)                     1,043,750
                                                        -------------
                                                        $   8,668,285
                                                        -------------
                             INSURED HOSPITALS - 16.4%
Aaa       AAA       $2,140   AZ Health Northern AZ
                             Health, (MBIA) 5.25%,
                             10/1/26                    $   2,018,791
Aaa       AAA        2,000   Maricopa County, Hospital
                             District No. 1, (FGIC)
                             6.125%, 6/1/15 (4)             2,085,400
Aaa       AAA        2,000   Maricopa County, Samaritan
                             Health, (MBIA) 7.00%,
                             12/1/16                        2,352,580
Aaa       AAA        2,000   Mohave County, Kingman
                             Regional Medical Center,
                             (FGIC) 6.50%, 6/1/15           2,127,580
Aaa       AAA        1,500   Pima County, Tucson
                             Medical Center, (MBIA)
                             6.375%, 4/1/12                 1,584,450
Aaa       AAA        3,500   Pima County, Tucson
                             Medical Center, (MBIA)
                             5.00%, 4/1/15                  3,252,795
Aaa       AAA        1,000   Pima County, Carondelet
                             Health Care Corporation,
                             (MBIA) 5.25%, 7/1/11             990,490

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Aaa       AAA        1,000   Pima County, Carondelet
                             Health Care Corporation,
                             (MBIA) 5.25%, 7/1/12             984,900
Aaa       AAA        1,500   City of Scottsdale,
                             Industrial Development
                             Authority Hospital,
                             (AMBAC) 6.125%, 9/1/17         1,514,715
Aaa       AAA        2,000   University of Arizona
                             Medical Center
                             Corporation, (MBIA) 5.00%,
                             7/1/13                         1,887,540
Aaa       AAA        1,000   University of Arizona
                             Medical Center
                             Corporation, (MBIA) 5.00%,
                             7/1/21                           899,170
                                                        -------------
                                                        $  19,698,411
                                                        -------------
                             INSURED UTILITIES - 2.7%
Aaa       AAA       $2,910   Pima County, Irvington
                             Power Project, (FSA)
                             7.25%, 7/15/10 (4)         $   3,227,830
                                                        -------------
                             INSURED SPECIAL TAX - 1.6%
Aaa       AAA       $1,750   City of Phoenix, Civic
                             Improvement Excise Tax,
                             (MBIA) 6.60%, 7/1/08       $   1,943,025
                                                        -------------
                             INSURED WATER & SEWER - 1.8%
Aaa       AAA       $1,000   City of Chandler, Water
                             and Sewer, (FGIC) 6.25%,
                             7/1/13                     $   1,055,390
Aaa       AAA        1,200   City of Phoenix, Civic
                             Improvement Wastewater
                             Systems, (MBIA) 5.00%,
                             7/1/18                         1,101,660
                                                        -------------
                                                        $   2,157,050
                                                        -------------
                             SPECIAL TAX - 1.7%
Baa1      A         $1,000   Puerto Rico Highway and
                             Transportation Authority,
                             5.25%, 7/1/20              $     918,600
NR        NR         1,000   Virgin Islands, 7.25%,
                             10/1/18                        1,066,280
                                                        -------------
                                                        $   1,984,880
                                                        -------------
                             TRANSPORTATION - 3.4%
Aa        AA        $1,000   State of Arizona,
                             Transportation Board &
                             Highway, 5.00%, 7/1/10     $     980,340
NR        BBB        3,000   Guam Airport Authority,
                             (AMT) 6.70%, 10/1/23           3,093,990
                                                        -------------
                                                        $   4,074,330
                                                        -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             UTILITIES - 14.4%
Ba2       BB        $2,500   Maricopa County, Pollution
                             Control, Public Service
                             Company of New Mexico,
                             Palo Verde Project,
                             6.375%, 8/15/23            $   2,510,675
Baa1      BBB+       5,300   Navajo County, Pollution
                             Control, Arizona Public
                             Service Co., 5.875%,
                             8/15/28                        5,231,630
A         A+         1,000   Puerto Rico Telephone
                             Authority Variable, 1/1/20
                             (1)                            1,058,750
A1        AA-        1,000   Central Arizona Water
                             Conservation District,
                             Central Arizona Project,
                             5.50%, 11/1/09                 1,026,210
Baa1      BBB+         550   Puerto Rico Electric Power
                             Authority, 7.00%, 7/1/07         591,487
Baa1      BBB+         370   Puerto Rico Electric Power
                             Authority, 7.125%, 7/1/14        397,280
Aa        AA         2,750   Salt River Project
                             Agricultural Improvement
                             and Power District, 5.50%,
                             1/1/25                         2,649,295
Aa        AA         1,000   Salt River Project
                             Agricultural Improvement
                             and Power District, 6.25%,
                             1/1/27                         1,042,900
Aa        AA         3,000   Salt River Project
                             Agricultural Improvement
                             and Power District, 5.25%,
                             1/1/19                         2,816,070
                                                        -------------
                                                        $  17,324,297
                                                        -------------
                             WATER & SEWER - 8.9%
Aa1       AA+       $2,000   State of Arizona,
                             Wastewater Management
                             Authority, 6.80%, 7/1/11
                             (4)                        $   2,210,040
A1        A          1,100   City of Phoenix, Water
                             System, 5.00%, 7/1/18            997,194

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
A1        A          5,000   City of Phoenix, Water
                             System, 4.75%, 7/1/23          4,261,600
Aa        AA-        2,100   City of Phoenix,
                             Improvement Junior Lien
                             Water, 5.60%, 7/1/18 (2)       2,098,593
A1        A+         1,000   City of Tucson, Water
                             System, 6.50%, 7/1/16          1,068,440
                                                        -------------
                                                        $  10,635,867
                                                        -------------
                             TOTAL TAX-EXEMPT
                             INVESTMENTS (IDENTIFIED
                             COST, $112,442,245)        $ 120,023,375
                                                        =============

(1) Security has been issued as an inverse floater bond.

(2) When-issued security.

(3) Security has been segregated to cover when-issued securities.

(4) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 29.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.2% to 13.4% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Colorado Municipals Portfolio
                  Portfolio of Investments - January 31, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
                               ESCROWED - 5.2%
Aaa       AAA         $4,000   Colorado Health
                               Facilities Authority,
                               Liberty Heights Project,
                               (FSA) 0%, 7/15/24         $    626,120
Aaa       NR           5,500   Dawson Ridge County,
                               Metropolitan District,
                               0%, 10/1/22                  1,015,850
Aaa       NR           3,000   Dawson Ridge County,
                               Metropolitan District,
                               0%, 10/1/22                    554,100
                                                         ------------
                                                         $  2,196,070
                                                         ------------
                               GENERAL OBLIGATION - 2.5%
A1        AA          $1,000   Boulder and Gilpin
                               Counties, Boulder Valley
                               School District, 6.30%,
                               12/1/13                   $  1,065,680
                                                         ------------
                               HOSPITALS - 18.2%
Baa       BBB         $2,050   Colorado Health
                               Facilities Authority,
                               Rocky Mountain Adventist
                               Healthcare, 6.625%,
                               2/1/13                    $  2,107,298
NR        NR             900   Colorado Health
                               Facilities Authority,
                               Cleo Wallace Center,
                               7.00%, 8/1/15                  917,640
NR        BBB-           650   Colorado Health
                               Facilities Authority,
                               National Jewish Center,
                               6.875%, 2/15/12                660,933
NR        BBB          2,000   Colorado Health
                               Facilities Authority,
                               Vail Valley Medical
                               Center, 6.60%, 1/15/20       2,055,400
Baa1      NR           2,000   Colorado Health
                               Facilities Authority,
                               Parkview Memorial
                               Hospital, 6.125%, 9/1/25     1,957,120
                                                         ------------
                                                         $  7,698,391
                                                         ------------
                               HOUSING - 18.1%
Aa        AA          $  750   Colorado Housing and
                               Finance Authority, 6.40%,
                               10/1/27                   $    764,295
NR        AAA          1,000   Denver County, Lofts
                               Project, 6.15%, 12/1/16      1,010,930
NR        NR             345   Lake Creek Affordable
                               Housing Corporation,
                               8.00%, 12/1/23                 358,983
NR        AAA          1,000   City of Lakewood, FHA
                               Insured Mortgage Loan,
                               (AMT) 6.65%, 10/1/25         1,039,370
Aa        NR           1,595   Colorado Housing and
                               Finance Authority, Single
                               Family Access Program,
                               7.90%, 12/1/24               1,785,778

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
Aa        NR             840   Colorado Housing and
                               Finance Authority, Single
                               Family Access Program,
                               8.00%, 12/1/24                 947,654
Aa        NR             585   Colorado Housing and
                               Finance Authority, (AMT)
                               7.65%, 12/1/25                 648,122
Aa        NR           1,000   Colorado Housing and
                               Finance Authority, (AMT)
                               7.55%, 11/1/27               1,102,020
                                                         ------------
                                                         $  7,657,152
                                                         ------------
                               INDUSTRIAL DEVELOPMENT - 6.8%
A2        NR          $1,750   Puerto Rico Pollution
                               Control, American Home
                               Products Corporation,
                               5.10%, 12/1/18            $  1,602,300
Baa3      BB+          1,250   Puerto Rico Port
                               Authority, American
                               Airlines, (AMT), 6.250%,
                               6/1/26                       1,283,688
                                                         ------------
                                                         $  2,885,988
                                                         ------------
                               INSURED GENERAL OBLIGATIONS - 11.5%
Aaa       AAA         $1,160   Highlands Ranch
                               Metropolitan District No.
                               2, Douglas County (FSA),
                               6.50%, 6/15/10            $  1,306,926
Aaa       AAA          1,000   Douglas and Elbert
                               Counties, Douglas County
                               School District, (MBIA)
                               6.40%, 12/15/11              1,115,910
Aaa       AAA          1,750   Eagle, Garfield & Routt
                               Counties, School District
                               No. RE 50J, (FGIC) 6.30%,
                               12/1/12                      1,877,768
Aaa       AAA          1,265   Thompson School District
                               0%, 12/15/12                   535,486
                                                         ------------
                                                         $  4,836,090
                                                         ------------
                               INSURED HOUSING - 2.6%
Aaa       AAA         $1,000   City of Thornton, SCA
                               Realty (FSA) 7.10%,
                               1/1/30                    $  1,083,069
                                                         ------------
                               INSURED UTILITIES - 1.9%
Aaa       AAA         $  300   Commonwealth of Puerto
                               Rico, Electric Power
                               Authority, (FSA),
                               Variable, 7/1/03 (1)      $    331,125
Aaa       AAA            500   Commonwealth of Puerto
                               Rico, Telephone
                               Authority, (MBIA),
                               Variable, 1/16/15 (1)          485,000
                                                         ------------
                                                         $    816,125
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-------------------------------------------------------------------------
                               INSURED SPECIAL TAX - 2.5%
Aaa       AAA         $1,000   City of Broomfield Sales
                               and User Tax, (AMBAC)
                               6.30%, 12/1/14            $  1,048,760
                                                         ------------
                               INSURED TRANSPORTATION - 1.8%
Aaa       AAA         $  750   City and County of
                               Denver, Denver
                               International Airport,
                               (MBIA), 5.75%, 11/15/15
                               (2)                       $    742,282
                                                         ------------
                               INSURED WATER & SEWER - 2.2%
Aaa       AAA         $1,000   Municipal Subdistrict,
                               Northern Colorado Water
                               Conservancy District,
                               (AMBAC) 5.00%, 12/1/17    $    916,910
                                                         ------------
                               SPECIAL TAX - 6.3%
NR        NR          $1,000   Cottonwood Water and Sewer
                               District, 7.75%, 12/1/20  $  1,002,140
Baa1      A            1,000   Puerto Rico Highway and
                               Transportation Authority,
                               5.25%, 7/1/20                  918,600
Baa1      A              750   Puerto Rico Highway and
                               Transportation Authority,
                               5.50%, 7/1/36                  718,035
                                                         ------------
                                                         $  2,638,775
                                                         ------------
                               TRANSPORTATION - 15.1%
Baa3      BB          $2,000   City and County of
                               Denver, Colorado Special
                               Facilities Airport
                               System, United Airlines,
                               (AMT) 6.875%, 10/1/32,    $  2,089,340
Baa       BBB            750   City and County of
                               Denver, Colorado Airport
                               System, (AMT) 7.00%,
                               11/15/25                       785,640
Baa       BBB          1,500   City and County of
                               Denver, Colorado Airport
                               System, (AMT) 6.75%,
                               11/15/22                     1,574,235
Baa       BBB            500   City and County of
                               Denver, Colorado Airport
                               System, (AMT) 7.50%,
                               11/15/23                       552,865

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-------------------------------------------------------------------------
NR        NR             500   Eagle County, Eagle
                               County Airport Terminal
                               Project, (AMT) 7.50%,
                               5/1/21                         516,145
NR        BBB            750   Guam Airport Authority,
                               (AMT) 6.60%, 10/1/10           771,570
NR        BBB            100   Guam Airport Authority,
                               (AMT) 6.70%, 10/1/23           103,133
                                                         ------------
                                                         $  6,392,928
                                                         ------------
                               UTILITIES - 5.3%
NR        BBB         $  500   Guam Power Authority,
                               6.625%, 10/1/14           $    519,460
Aa        A+           1,750   Platte River Power
                               Authority, 5.50%, 6/1/18     1,720,740
                                                         ------------
                                                         $  2,240,200
                                                         ------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS (IDENTIFIED
                               COST $39,970,332)         $ 42,218,420
                                                         =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Colorado municipalities. The ability of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 22.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.4% to 7.9% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                        Connecticut Municipals Portfolio
                  Portfolio of Investments - January 31, 1997
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             AIRPORTS - 1.2%
NR        BBB       $2,000   Guam Airport Authority
                             Revenue Bonds, (AMT),
                             6.70%, 10/1/23             $   2,062,660
                                                        -------------
                             EDUCATION - 8.1%
Ba2       BBB-      $5,500   Connecticut Health and
                             Educational Facilities
                             Authority, (HEFA),
                             University of Hartford,
                             6.80%, 7/1/22              $   5,520,185
NR        BBB-       4,775   Connecticut HEFA,
                             Quinnipiac College, 6.00%,
                             7/1/23                         4,559,027
Baa3      BBB-       1,000   Connecticut HEFA, Sacred
                             Heart University, 5.80%,
                             7/1/23                           928,130
Aaa       AAA        3,400   Connecticut HEFA, Yale
                             University, Variable,
                             6/10/30 (1)                    3,468,000
                                                        -------------
                                                        $  14,475,342
                                                        -------------

                             ESCROWED TO MATURITY & PRE-REFUNDED - 3.6%
NR        AA-       $  650   State of Connecticut
                             General Obligations Bonds,
                             6.875%, 7/15/10            $     712,218
A1        AAA          645   Connecticut Special Tax
                             Obligation Bonds, (STOB),
                             Transportation
                             Infrastructure Purposes,
                             6.50%, 7/1/09                    692,169
A         NR         1,630   City of Stratford, 7.30%,
                             3/1/12                         1,820,107
NR        AAA        1,000   Puerto Rico Industrial
                             Medical & Environmental
                             Pollution Control
                             Facilities, Dr. Pila
                             Hospital, 7.85%, 8/1/28        1,077,320
NR        A          1,000   Connecticut HEFA, Sacred
                             Heart University, 6.80%,
                             7/1/12                         1,123,240
A         AAA        1,000   City of Bridgeport,
                             6.125%, 3/1/05                 1,063,000
                                                        -------------
                                                        $   6,488,054
                                                        -------------

                             GENERAL OBLIGATIONS - 1.8%
Aa        AA-       $1,750   State of Connecticut,
                             Capital Appreciation
                             Bonds, 0%, 11/1/09         $     897,103
Aa        AA         1,270   City of Danbury, 4.50%,
                             2/1/14                         1,116,190
Aa1       NR           650   City of Farmington, 5.70%,
                             1/15/11                          677,814
NR        BBB          500   Government of Guam, 5.40%,
                             11/15/18                         458,910
                                                        -------------
                                                        $   3,150,017
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             NURSING HOMES - 13.3%
A1        AA-       $  655   Connecticut HEFA, Non-
                             Hospital Program, (NHP),
                             Special Capital Reserve
                             Fund (SCRF), (St
                             Camillus), 6.25%, 11/1/18  $     680,846
A1        AA-        3,250   Connecticut HEFA, NHP,
                             (SCRF), (St. Joseph's
                             Manor), 6.25%, 11/1/16         3,405,480
A1        AA-        1,305   Connecticut HEFA, NHP,
                             (SCRF), (Sharon
                             Healthcare), 6.25%,
                             11/1/14                        1,361,454
A2        NR         9,000   Connecticut Development
                             Authority Health Care
                             Bonds, (Duncaster), 6.75%,
                             9/1/15                         9,509,580
A1        AA-          720   Connecticut HEFA, NHP,
                             (SCRF), (Highland View),
                             7.00%, 11/1/07                   803,808
A1        AA-          335   Connecticut HEFA, NHP,
                             (SCRF), (Wadsworth Glen),
                             (AMT), 7.00%, 11/1/07            373,994
A1        AA-        2,000   Connecticut HEFA, NHP,
                             (SCRF), (Wadsworth Glen),
                             (AMT), 7.50%, 11/1/16          2,275,000
A1        AA-        3,000   Connecticut HEFA, NHP,
                             (SCRF), (Windsor), 7.125%,
                             11/1/14                        3,372,720
A1        AA-          500   Connecticut HEFA, NHP,
                             (SCRF), (Windsor), 7.125%,
                             11/1/24                          558,735
NR        NR         1,240   Connecticut Development
                             Authority, (Baptist
                             Homes), 9.00%, 9/1/22          1,356,572
                                                        -------------
                                                        $  23,698,189
                                                        -------------
                             HOSPITALS - 7.9%
NR        A-        $5,780   Connecticut HEFA, William
                             W. Backus Hospital,
                             6.375%, 7/1/22             $   5,902,651
NR        A-         1,100   Connecticut HEFA, William
                             W. Backus Hospital, 6.00%,
                             7/1/12                         1,104,829
Baa1      NR         5,400   Connecticut HEFA, Griffin
                             Hospital, 5.75%, 7/1/23        4,932,684
NR        BBB-       2,000   Connecticut HEFA, New
                             Britan Memorial Hospital,
                             7.75%, 7/1/22                  2,143,580
                                                        -------------
                                                        $  14,083,744
                                                        -------------
                             HOUSING - 12.7%
Aa        NR        $  100   Connecticut HFA Mortgage
                             Revenue Bonds (MRB),
                             7.40%, 11/15/99            $     102,238
Aa        AA           200   Connecticut HFA, MRB,
                             7.00%, 11/15/09                  210,426

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             HOUSING - (CONTINUED)
Aa        AA         6,030   Connecticut HFA, MRB,
                             6.70%, 11/15/12                6,357,851
Aa        AA           210   Connecticut HFA, MRB,
                             6.55%, 11/15/13                  218,534
Aa        AA            15   Connecticut HFA, MRB,
                             7.625%, 11/15/17                  15,464
Aa        AA         1,700   Connecticut HFA, MRB,
                             6.35%, 5/15/17                 1,753,924
Aa        AA         2,490   Connecticut HFA, MRB,
                             6.60%, 11/15/23                2,586,288
Aa        AA         2,000   Connecticut HFA, MRB,
                             6.75%, 11/15/23                2,095,800
Aa        AA         3,000   Connecticut HFA, MRB,
                             6.20%, 5/15/14                 3,050,160
Aa        AA         1,340   Connecticut HFA, MRB,
                             (AMT), 6.90%, 5/15/20          1,405,312
Aa        AA         4,750   Connecticut HFA, MRB,
                             (AMT), 6.20%, 11/15/22         4,791,658
                                                        -------------
                                                        $  22,587,655
                                                        -------------

                             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL
                             REVENUES - 2.7%
Aaa       AAA       $1,000   Connecticut Development
                             Authority, Pollution
                             Control Revenue, (Pfizer
                             Inc.), 6.55%, 2/15/13      $   1,083,140
NR        NR         3,065   Connecticut Development
                             Authority Airport
                             Facility, (Signature
                             Flight), (AMT), 6.625%,
                             12/1/14                        3,084,861
Baa3      BB+          700   Puerto Rico Port
                             Authority, (American
                             Airlines), (AMT), 6.30%,
                             6/1/23                           714,966
                                                        -------------
                                                        $   4,882,967
                                                        -------------
                             INSURED AIRPORTS - 5.3%
Aaa       AAA       $8,200   State of Connecticut
                             Airport Revenue Bonds,
                             Bradley International
                             Airport, (FGIC), 7.65%,
                             10/1/12                    $   9,425,326
                                                        -------------

                             INSURED COLLEGE AND UNIVERSITY - 2.2%
Aaa       AAA       $1,200   Connecticut HEFA,
                             Connecticut College,
                             (MBIA), 6.625%, 7/1/11     $   1,299,384
Aaa       AAA        1,000   University of Connecticut,
                             (FGIC), 5.00%, 2/1/16            935,370
Aaa       AAA        1,555   Connecticut HEFA, Choate
                             Rosemary College, (MBIA),
                             6.80%, 7/1/15                  1,708,479
                                                        -------------
                                                        $   3,943,233
                                                        -------------
                             INSURED ELECTRIC - 1.9%
Aaa       AAA       $3,660   Connecticut Municipal
                             Electric Energy
                             Cooperative Bonds, (MBIA),
                             5.00%, 1/1/18              $   3,346,997
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             INSURED GENERAL OBLIGATIONS - 2.4%
Aaa       AAA       $1,220   Town of Bethel, (MBIA),
                             6.50%, 2/15/09             $   1,372,805
Aaa       AAA          740   Town of Stratford, (MBIA),
                             6.60%, 3/1/11                    840,189
Aaa       AAA        1,000   City of New Britain,
                             (MBIA), 6.00%, 3/1/12          1,073,640
Aaa       AAA        1,000   Town of Plainfield,
                             (MBIA), 6.375%, 8/1/11         1,067,940
                                                        -------------
                                                        $   4,354,574
                                                        -------------
                             INSURED HEALTHCARE - 0.4%
Aaa       AAA       $  735   Connecticut HEFA, NHP,
                             (SCRF), (St. Joseph's
                             Living Center), (Secondary
                             AMBAC), 5.10%, 11/1/19     $     675,164
                                                        -------------
                             INSURED HOSPITALS - 10.4%
Aaa       AAA       $1,000   Connecticut HEFA,
                             Bridgeport Hospital,
                             (MBIA), 6.625%, 7/1/18     $   1,075,950
Aaa       AAA        4,000   Connecticut HEFA, St.
                             Francis Hospital, (FGIC),
                             5.00%, 7/1/23 (2)              3,552,680
Aaa       AAA        5,750   Connecticut HEFA, Lawrence
                             and Memorial Hospital,
                             (MBIA), 5.00%, 7/1/22 (2)      5,117,615
Aaa       AAA        1,000   Connecticut HEFA, Hospital
                             of St. Raphael, (AMBAC),
                             6.50%, 7/1/11                  1,123,620
Aaa       AAA        1,000   Connecticut HEFA, Danbury
                             Hospital, (AMBAC), 5.375%,
                             7/1/17                           969,820
Aaa       AAA        2,965   Connecticut HEFA, Veterans
                             Memorial Medical Center,
                             (MBIA), 5.375%, 7/1/15         2,903,802
Aaa       AAA        1,500   Connecticut HEFA, Hospital
                             of St. Raphael, (AMBAC),
                             6.625%, 7/1/14                 1,606,290
Aaa       AAA        2,000   Connecticut HEFA, Yale-New
                             Haven Hospital, (MBIA),
                             6.50%, 7/1/12                  2,140,280
                                                        -------------
                                                        $  18,490,057
                                                        -------------
                             INSURED HOUSING - 0.2%
Aaa       AAA       $  305   Puerto Rico Housing
                             Finance Corp, (SEC.
                             AMBAC), 7.50%, 10/1/11     $     319,140
                                                        -------------

--------------------------------------------------------------------------------
                  CONNECTICUT MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             SOLID WASTE - 8.9%
A         NR        $2,500   Bristol Resource Recovery
                             Facility Operating
                             Committee, (Ogden Martin
                             Systems), 6.50%, 7/1/14    $   2,635,450
A2        A          1,000   Connecticut Resources
                             Recovery Authority,
                             (American REF-FUEL
                             Company), (AMT), 8.10%,
                             11/15/15                       1,081,580
Baa1      AA-          450   Connecticut Resources
                             Recovery Authority,
                             (American REF-FUEL
                             Company), (SCRF), (AMT),
                             8.00%, 11/15/15                  485,383
A2        A          4,250   Connecticut Resources
                             Recovery Authority,
                             (American REF-FUEL
                             Company), (AMT), 6.45%,
                             11/15/22                       4,394,628
NR        BBB+       7,970   Eastern Connecticut
                             Resource Recovery
                             Authority, (Wheelabrator
                             Lisbon), 5.50%, 1/1/20         7,379,742
                                                        -------------
                                                        $  15,976,783
                                                        -------------
                             SPECIAL TAX - 6.6%
A1        AA-       $2,000   State of Connecticut,
                             STOB, 6.50%, 10/1/12       $   2,247,400
A1        AA-        3,180   State of Connecticut,
                             STOB, 6.125%, 9/1/12 (2)       3,446,929
Baa1      A          4,465   Puerto Rico Highway &
                             Transportation Authority,
                             5.50%, 7/1/15 (2)              4,416,376
Baa1      A            500   Puerto Rico Highway &
                             Transportation Authority,
                             5.50%, 7/1/15                    494,555
NR        NR         1,000   Virgin Islands Public
                             Finance Authority Revenue
                             Bonds, 7.25%, 10/1/18          1,066,280
                                                        -------------
                                                        $  11,671,540
                                                        -------------
                             STUDENT LOANS - 2.5%
A1        NR        $  420   Connecticut Higher
                             Education Supplemental
                             Loan Authority Revenue
                             Bonds, (AMT), 7.375%,
                             11/15/05                   $     439,458
A1        NR         2,630   Connecticut Higher
                             Education Supplemental
                             Loan Authority Revenue
                             Bonds, (AMT), 7.50%,
                             11/15/10                       2,748,666
A1        NR         1,280   Connecticut Higher
                             Education Supplemental
                             Loan Authority Revenue
                             Bonds, (AMT), 6.20%,
                             11/15/09                       1,307,635
                                                        -------------
                                                        $   4,495,759
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             UTILITIES - 6.0%
A1        A         $2,000   Connecticut State
                             Development Authority,
                             (New England Power),
                             7.25%, 10/15/15            $   2,140,040
NR        BBB        3,625   Guam Power Authority
                             Revenue Bonds, 6.30%,
                             10/1/22                        3,675,134
NR        BBB        1,100   Guam Power Authority
                             Revenue Bonds, 6.625%,
                             10/1/14                        1,142,812
NR        NR         3,500   Virgin Islands Water and
                             Power Authority, Electric
                             Revenue System Bonds,
                             7.40%, 7/1/11                  3,720,990
                                                        -------------
                                                        $  10,678,976
                                                        -------------

                             WATER & SEWER REVENUE - 1.9%
Aaa       AA+       $1,250   State of Connecticut Clean
                             Water Fund Revenue Bonds,
                             6.00%, 10/1/12             $   1,342,925
NR        A+         2,225   Connecticut Development
                             Authority Water
                             Facilities, Stamford Water
                             Company, 5.30%, 9/1/28         2,054,053
                                                        -------------
                                                        $   3,396,978
                                                        -------------
                             TOTAL TAX-EXEMPT
                             INVESTMENTS (IDENTIFIED
                             COST $174,145,416)         $ 178,203,155
                                                        =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 22.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.6% to 12.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Michigan Municipals Portfolio
                  Portfolio of Investments - January 31, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             ELECTRIC UTILITIES - 2.5%
NR        BBB       $1,000   Guam Power Authority,
                             6.625%, 10/1/14            $   1,038,920
Baa1      BBB+         500   MI South Central Power
                             Agency Supply System,
                             6.75%, 11/1/10                   527,160
Baa1      BBB        1,790   Monroe County, MI PCR
                             Detroit Edison Project
                             (AMT), 7.75%, 12/1/19          1,935,796
Baa1      BBB+         365   Puerto Rico Electric Power
                             Authority, 7.125%, 7/1/14        391,911
                                                        -------------
                                                        $   3,893,787
                                                        -------------
                             ESCROWED - 5.6%
NR        NR        $2,550   Clintondale, MI Community
                             Schools, 6.75%, 5/1/24     $   2,862,324
Aaa       AAA        1,000   Lake Orion, MI School
                             District General
                             Obligation, 7.0%, 5/1/20       1,148,820
Aaa       AAA          750   MI HFA Oakwood Hospital,
                             7.20%, 11/1/15                   830,190
Aaa       AAA        3,500   Monroe County, MI EDC
                             Mercy Memorial Hospital,
                             7.0%, 9/1/21                   3,914,890
                                                        -------------
                                                        $   8,756,224
                                                        -------------
                             GENERAL OBLIGATIONS - 4.9%
Aa        AA        $  500   Avondale School District,
                             MI School Building and
                             Site, 6.75%, 5/1/14        $     536,240
Baa       BBB          500   Detroit, 6.70%, 4/1/10           529,850
Baa       BBB        5,470   Detroit, 6.35%, 4/1/14         5,604,015
Aa        AA         1,000   Mattawan, MI Consolidated
                             Schools, 6.40%, 5/1/09         1,071,360
                                                        -------------
                                                        $   7,741,465
                                                        -------------
                             HOSPITALS - 14.2%
NR        BBB       $2,000   Michigan HFA Central
                             Michigan Community
                             Hospital, 6.25%, 10/1/27   $   1,963,120
A         A            450   Michigan HFA Detroit
                             Medical Center Obligated
                             Group, 7.50%, 8/15/11            493,785
A2        A          4,225   Michigan HFA Detroit
                             Medical Center Obligated
                             Group, 5.50%, 8/15/23          3,980,795
A2        A          4,000   Michigan HFA Detroit
                             Medical Center Obligated
                             Group, 6.25%, 8/15/13          4,115,680

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Aa        AA           250   Michigan HFA Henry Ford
                             Continuing Care
                             Corporation, 6.75%, 7/1/11       265,875
A1        NR         9,000   Michigan HFA McLaren
                             Obligated Group, 4.50%,
                             10/15/21                       7,227,180
A2        A          4,130   Michigan HFA MidMichigan
                             Obligated Group, 6.625%,
                             6/1/10                         4,232,135
                                                        -------------
                                                        $  22,278,570
                                                        -------------
                             HOUSING - 1.3%
NR        A+        $1,020   Michigan HDA Rental
                             Housing (AMT), 7.15%,
                             4/1/10                     $   1,074,927
NR        AA+        1,000   Michigan HDA Single Family
                             Mortgage (AMT), 6.20%,
                             12/1/27                        1,002,390
                                                        -------------
                                                        $   2,077,317
                                                        -------------

                             INDUSTRIAL DEVELOPMENT REVENUE/
                             POLLUTION CONTROL REVENUE - 10.6%
Baa1      BBB       $6,970   Dickinson, MI - Champion
                             International, 5.85%,
                             10/1/18                    $   6,848,443
A3        A-         5,970   Michigan Strategic Fund -
                             General Motors, 6.20%,
                             9/1/20                         6,094,056
NR        BB-          110   Michigan Strategic Fund -
                             KMart Corporation, 6.80%,
                             6/15/07                          109,997
NR        NR         3,000   Michigan Strategic
                             Fund - SD Warren Company,
                             7.375%, 1/15/22                3,090,360
NR        BB-          530   Richmond, MI EDC KMart
                             Corporation, 6.625%,
                             1/1/07                           528,670
                                                        -------------
                                                        $  16,671,526
                                                        -------------
                             INSURED EDUCATION - 7.1%
Aaa       AAA       $  500   Eastern Michigan
                             University, (AMBAC),
                             6.375%, 6/1/14             $     528,070
Aaa       AAA        2,500   Eastern Michigan
                             University, (FGIC), 5.50%,
                             6/1/27                         2,422,750
Aaa       AAA        1,500   Ferris State University,
                             Michigan (MBIA), 5.25%,
                             10/1/15                        1,443,765
Aaa       AAA        3,360   Ferris State University,
                             Michigan (MBIA), 5.25%,
                             10/1/20                        3,162,533

--------------------------------------------------------------------------------
                   MICHIGAN MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             INSURED EDUCATION - (CONTINUED)
Aaa       AAA        1,000   Grand Rapids Michigan
                             Community College (MBIA),
                             5.375%, 5/1/19                   961,040
Aaa       AAA        2,350   Western Michigan
                             University (FGIC), 5.00%,
                             7/15/21                        2,107,268
Aaa       AAA          500   Western Michigan
                             University (AMBAC), 6.50%,
                             7/15/21                          535,250
                                                        -------------
                                                        $  11,160,676
                                                        -------------

                             INSURED ELECTRIC UTILITIES - 3.4%
Aaa       AAA       $  300   Michigan Strategic Fund,
                             Detroit Edison Company
                             (FGIC), 6.95%, 5/1/11      $     347,829
Aaa       AAA        4,000   Michigan Strategic Fund,
                             Detroit Edison Company
                             (FGIC), 6.95%, 9/1/21          4,373,520
Aaa       AAA          550   Monroe, MI PCR Detroit
                             Edison Company (FGIC)
                             (AMT), 7.65%, 9/1/20             605,792
                                                        -------------
                                                        $   5,327,141
                                                        -------------

                             INSURED GENERAL OBLIGATIONS - 17.2%
Aaa       AAA       $1,535   Airport, MI Community
                             School District (AMBAC),
                             5.125%, 5/1/22             $   1,412,676
Aaa       AAA        1,000   Beal, MI School District
                             (FSA), 5.00%, 5/1/21             907,920
Aaa       AAA        2,000   Big Rapids, MI School
                             District (FGIC), 5.625%,
                             5/1/20                         1,959,180
Aaa       AAA          500   Dearborn, MI School
                             District (MBIA), 5.00%,
                             5/1/10                           484,650
Aaa       AAA          500   Detroit (FGIC), 5.50%,
                             4/1/16                           486,685
Aaa       AAA        4,000   Grand Ledge, MI School
                             District (MBIA), 5.375%,
                             5/1/24                         3,807,600
Aaa       AAA        2,000   Holland, MI School
                             District (AMBAC), 0%,
                             5/1/17                           624,660
Aaa       AAA        3,000   Kalamazoo, MI Public
                             Library (MBIA), 5.40%,
                             5/1/14                         2,970,210
Aaa       AAA        1,500   Lincoln Park, MI School
                             District (FGIC), 5.90%,
                             5/1/26                         1,522,635
Aaa       AAA        4,500   Livonia, MI School
                             District (FGIC), 5.125%,
                             5/1/22                         4,141,395
Aaa       AAA        2,000   Lowell, MI Schools (FGIC),
                             0%, 5/1/16                       661,600
Aaa       AAA        1,300   Mason, MI School District
                             (FGIC), 5.40%, 5/1/21          1,244,854
Aaa       AAA        2,610   Okemos, MI Public Schools
                             (MBIA), 0%, 5/1/16               863,388
Aaa       AAA        1,000   Reeths-Puffer, MI School
                             District (FGIC), 5.75%,
                             5/1/15                         1,011,870
     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
Aaa       AAA        1,000   Riverview, MI Community
                             School District (AMBAC),
                             5.25%, 5/1/21                    938,050
Aaa       AAA        1,000   Schoolcraft, MI Community
                             School (FGIC), 5.375%,
                             5/1/26                           955,960
Aaa       AAA          250   Traverse, MI Public
                             Schools (MBIA), 5.70%,
                             5/1/16                           250,455
Aaa       AAA        1,460   Willow Run, MI Community
                             School District (AMBAC),
                             5.00%, 5/1/18                  1,344,163
Aaa       AAA        1,500   Ypsilanti, MI School
                             District (FGIC), 5.375%,
                             5/1/26                         1,433,940
                                                        -------------
                                                        $  27,021,891
                                                        -------------
                             INSURED HOSPITALS - 8.5%
Aaa       AAA       $2,500   Dearborn, Michigan EDA
                             Oakwood Obligated Group
                             (MBIA), 5.25%, 8/15/14     $   2,403,000
Aaa       AAA        3,500   Jackson, Michigan HFA W.A.
                             Foote Memorial (FGIC),
                             4.75%, 6/1/15                  3,059,560
Aaa       AAA        1,000   Kalamazoo, Michigan HFA
                             Borgess Medical Center
                             (FGIC), 5.25%, 6/1/17            935,310
Aaa       AAA        3,500   Kent, Michigan HFA
                             Butterworth Health System
                             (MBIA), 6.125%, 1/15/21        3,586,870
Aaa       AAA        3,200   Michigan HFA Linked Bulls
                             & Bears (FSA), 6.10%,
                             8/15/22                        3,298,144
                                                        -------------
                                                        $  13,282,884
                                                        -------------
                             INSURED HOUSING - 0.3%
Aaa       AAA       $  500   Michigan HDA Parkway
                             Meadows Projects (FSA),
                             6.85%, 10/15/18            $     528,085
                                                        -------------
                             INSURED WATER & SEWER - 7.8%
Aaa       AAA       $  300   Clinton Township, Michigan
                             Water and Sewage System
                             (AMBAC), 4.75%, 7/1/09     $     281,862
Aaa       AAA          400   Clinton Township, Michigan
                             Water and Sewage System
                             (AMBAC), 4.75%, 7/1/10           370,880
Aaa       AAA          400   Clinton Township, Michigan
                             Water and Sewage System
                             (AMBAC), 4.75%, 7/1/11           367,580
Aaa       AAA          400   Clinton Township, Michigan
                             Water and Sewage System
                             (AMBAC), 4.75%, 7/1/12           364,216

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             INSURED WATER & SEWER - (CONTINUED)
Aaa       AAA        4,425   Detroit City, Michigan
                             Water Supply System
                             (FGIC), 6.25%, 7/1/12          4,681,207
Aaa       AAA        7,180   Detroit City, Michigan
                             Water Supply System
                             (FGIC), 4.75%, 7/1/19          6,188,227
                                                        -------------
                                                        $  12,253,972
                                                        -------------
                             LIFE CARE - 0.6%
NR        NR        $1,000   Michigan HFA Presbyterian
                             Village, 6.50%, 1/1/25     $   1,004,810
                                                        -------------
                             MISCELLANEOUS - 3.9%
NR        A         $  590   Michigan Municipal Bond
                             Authority Local Government
                             Loan, 6.90%, 5/1/21        $     641,832
Aa        AA         2,550   Michigan Municipal Bond
                             Authority Local Government
                             Loan-Qualified School,
                             6.50%, 5/1/07                  2,781,948
Aa        AA           760   Michigan Municipal Bond
                             Authority Local Government
                             Loan, 6.50%, 5/1/08              825,140
NR        A-         1,770   Michigan Strategic
                             Environmental Research
                             Institute, 6.375%, 8/15/12     1,855,703
                                                        -------------
                                                        $   6,104,623
                                                        -------------
                             POOLED LOAN - 1.3%
NR        A         $1,825   MI Muni Bond Authority
                             Revenue, 6.75%, 5/1/12     $   2,010,675
                                                        -------------
                             SOLID WASTE - 0.6%
Ba1       BBB-      $1,000   Central Wayne, MI
                             Sanitation Authority,
                             6.50%, 7/1/07              $   1,005,640
                                                        -------------
                             SPECIAL TAX REVENUE - 6.7%
NR        BBB+      $  250   Battle Creek, Michigan
                             Downtown Development
                             Authority Tax Increment,
                             7.60%, 5/1/16              $     285,598
NR        BBB+       1,315   Battle Creek, Michigan
                             Downtown Development
                             Authority Tax Increment,
                             7.65%, 5/1/22                  1,506,135

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
NR        A          7,650   Detroit, Michigan
                             Convention Facility Cobo
                             Hall Expansion Project,
                             5.25%, 9/30/12 (1)             7,212,650
NR        A-         3,050   Detroit, Michigan Downtown
                             Tax Increment, 0%, 7/1/16        940,833
NR        A-         2,000   Detroit, Michigan Downtown
                             Tax Increment, 0%, 7/1/20        478,720
                                                        -------------
                                                        $  10,423,936
                                                        -------------
                             TRANSPORTATION - 2.3%
Baa3      BB+       $3,500   Puerto Rico Port
                             Authority - American
                             Airlines (AMT), 6.25%,
                             6/1/26                     $   3,594,325
                                                        -------------
                             WATER AND SEWER - 1.2%
Aa        AA        $1,895   Lansing City, Michigan
                             Water and Electric Utility
                             System, 4.90%, 7/1/10      $   1,799,227
                                                        -------------
                             TOTAL TAX-EXEMPT
                             INVESTMENTS (IDENTIFIED
                             COST, $149,021,400)        $ 156,936,774
                                                        =============

(1) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 44.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 24.8% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Minnesota Municipals Portfolio
                  Portfolio of Investments - January 31, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             ASSISTED LIVING - 1.6%
NR        NR        $1,000   St. Paul Housing &
                             Redevelopment Authority,
                             Highland Park, 8.75%,
                             11/1/24                     $  1,081,830
                                                         ------------
                             EDUCATION - 0.9%
A         NR        $  100   Minnesota Higher Education
                             Facilities Authority, St.
                             Olaf College, 6.25%,
                             4/1/10                      $    100,133
Baa       NR           500   Minnesota Higher Education
                             Facilities Authority, St.
                             Mary's College, 6.15%,
                             10/1/23                          501,110
                                                         ------------
                                                         $    601,243
                                                         ------------
                             ESCROWED - 4.8%
Aaa       AAA       $  100   Minnesota Public Fiance
                             Authority, Pollution
                             Control, Prerefunded to
                             3/1/99, 7.00%, 3/1/09       $    107,674
Aaa       AAA          150   Minnesota Public Fiance
                             Authority, Pollution
                             Control, Prerefunded to
                             3/1/01, 6.70%, 3/1/13            165,135
Aaa       AA+        1,700   State of Minnesota,
                             Prerefunded to 8/1/02,
                             Variable, 8/1/11 (1)           1,982,625
Aaa       AAA        1,000   St. Cloud, St. Cloud
                             Hospital, (AMBAC),
                             Prerefunded to 7/1/01,
                             6.75%, 7/1/15                  1,105,810
                                                         ------------
                                                         $  3,361,244
                                                         ------------
                             GENERAL OBLIGATIONS - 5.1%
Aaa       AAA       $  700   Minneapolis, 6.25%, 4/1/12  $    744,093
Aaa       AAA          200   Minneapolis & St. Paul
                             Airports Commission,
                             (AMT), 6.60%, 1/1/09             214,912
Aaa       AAA          300   Minneapolis & St. Paul
                             Airports Commission,
                             (AMT), 6.60%, 1/1/10             319,671
A1        AA-          200   Saint Cloud, Variable,
                             8/1/13 (1)                       214,750
Aaa       AA+        1,000   State of Minnesota, 5.40%,
                             8/1/13                         1,001,570
Aaa       AA+        1,000   State of Minnesota, Duluth
                             Airport, (AMT), 6.25%,
                             8/1/14                         1,048,650
                                                         ------------
                                                         $  3,543,646
                                                         ------------
                             HOSPITALS - 14.8%
NR        A         $  750   Bemidji, North County
                             Health Care Facilities,
                             5.625%, 9/1/21              $    728,580
A         A-         1,250   St. Paul, Minnesota
                             Housing and Redevelopment
                             Authority, Group Health
                             Plan, Inc., 6.75%, 12/1/13     1,344,838

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
A         A-           250   St. Paul Minnesota Housing
                             and Redevelopment
                             Authority, Group Health
                             Plan, Inc., 6.90%,
                             10/15/22                         270,165
NR        BBB+       2,120   Red Wing, Minnesota Health
                             Care Facilities, River
                             Region Obligated Group,
                             6.50%, 9/1/22                  2,151,270
NR        AA+        2,200   City of Rochester,
                             Minnesota Health Care
                             Facilities, Mayo
                             Foundation, Variable,
                             11/15/15 (1)                   2,318,250
Baa       BBB        1,000   St. Paul Housing and
                             Redevelopment Authority,
                             Minnesota, Healtheast
                             Project, 6.625%, 11/1/17       1,023,370
Baa       BBB        2,500   St. Paul Housing and
                             Redevelopment Authority,
                             Minnesota, Healtheast
                             Project, 6.625%, 11/1/17       2,558,425
                                                         ------------
                                                         $ 10,394,898
                                                         ------------
                             HOUSING - 23.1%
NR        AAA       $  300   Coon Rapids, MFH, Browns
                             Meadow Manor, (FHA),
                             (AMT), 6.85%, 8/1/33        $    309,738
NR        AAA        1,395   County of Dakota,
                             Minnesota Housing and
                             Redevelopment Authority,
                             (GNMA), 7.375%, 12/1/29        1,510,813
Aaa       NR           500   Egan, MFH, (GNMA), 5.95%,
                             2/1/32                           500,425
Aaa       NR           500   Little Canada, MFH,
                             (GNMA), 5.95%, 2/1/32            500,425
Aa        NR         1,200   Maplewood, MFH, Beaver
                             Creek Apartments, (FHA),
                             6.50%, 9/1/24                  1,242,288
Aa        NR         1,250   St. Louis Park, MFMR,
                             (FHA), 6.25%, 12/1/28          1,268,537
Aaa       NR         1,685   St. Paul, MFH, Sun Cliffe
                             Project, (GNMA), 6.00%,
                             7/1/31                         1,686,230
NR        AAA           90   Minneapolis and St. Paul
                             Housing Finance Board,
                             (GNMA), (AMT), 7.30%,
                             8/1/31                            94,350
Aa        AA+          370   Minnesota Housing Finance
                             Agency, SFM, 7.70%, 7/1/14       390,491
Aa        AA+          380   Minnesota Housing Finance
                             Agency, SFM, (AMT), 7.05%,
                             7/1/22                           395,196
Aa        AA+          415   Minnesota Housing Finance
                             Agency, SFM, 6.95%, 7/1/16       437,501

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             HOUSING - (CONTINUED)
Aa        AA+        1,000   Minnesota Housing Finance
                             Agency, SFM, (AMT), 6.75%,
                             7/1/12                         1,041,270
Aa        AA+        1,235   Minnesota Housing Finance
                             Agency, SFM, (AMT), 6.85%,
                             1/1/24                         1,285,042
Aa        AA+        4,075   Minnesota Housing Finance
                             Agency, SFM, (AMT), 6.50%,
                             1/1/26                         4,152,833
Aa        AA+          670   Minnesota Housing Finance
                             Agency, SFM, (AMT), 6.75%,
                             1/1/26                           692,311
NR        AAA          215   St. Paul, Minnesota
                             Housing and Redevelopment
                             Authority, (FNMA), 6.95%,
                             12/1/31                          223,772
NR        AAA          340   St. Paul, Minnesota
                             Housing and Redevelopment
                             Authority, (FNMA), 6.90%,
                             12/1/21                          354,630
                                                         ------------
                                                         $ 16,085,852
                                                         ------------

                             INDUSTRIAL DEVELOPMENT/ POLLUTION
                             CONTROL - 7.4%
NR        A-        $1,000   Cloquet, Minnesota
                             Potlatch Corporation,
                             5.90%, 10/1/26              $  1,008,050
NR        A-           300   Minneapolis, Minnesota
                             Community Development
                             Agency, 6.40%, 12/1/04           313,209
NR        BBB+         100   Minneapolis, Minnesota
                             Community Development
                             Agency, 7.35%, 12/1/09           106,044
NR        BBB+       1,250   Minneapolis, Minnesota
                             Community Development
                             Agency, 7.40%, 12/1/21         1,322,400
NR        BBB+       1,605   Minneapolis, Minnesota
                             Community Development
                             Agency, (AMT), 6.80%,
                             12/1/24                        1,666,809
NR        BBB+         750   Minneapolis, Minnesota
                             Community Development
                             Agency, 6.00%, 6/1/11            741,772
                                                         ------------
                                                         $  5,158,284
                                                         ------------

                             INSURED GENERAL OBLIGATIONS - 2.1%
Aaa       AAA       $1,330   St. Francis, Minnesota
                             Independent School
                             District No. 15, (FGIC),
                             6.35%, 2/1/12               $  1,433,381
                                                         ------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             INSURED HOSPITALS - 13.6%
Aaa       AAA       $1,435   Duluth Economic
                             Development Authority, The
                             Duluth Clinic, (AMBAC),
                             6.30%, 11/1/22              $  1,498,685
Aaa       AAA          100   Minneapolis and St. Paul
                             Health Care Systems,
                             Health One Obligated
                             Group, (MBIA), 7.40%,
                             8/15/11                          110,213
Aaa       AAA        3,455   Minneapolis and St. Paul
                             Health Care Systems,
                             Healthspan, (AMBAC),
                             4.75%, 11/15/18                2,976,655
Aaa       AAA          250   Minneapolis, Hospital
                             Revenue, Fairview Hospital
                             and Healthcare, (MBIA),
                             6.50%, 1/1/11                    267,530
Aaa       AAA          450   Plymouth, Minnesota Health
                             Facilities, Westhealth
                             Project, (CGIC), 6.25%,
                             6/1/16                           470,498
Aaa       AAA        4,000   St. Louis Park, Minnesota
                             Health Care Facilities,
                             Minnesota Obligated Group,
                             (AMBAC), 5.20%, 7/1/23         3,664,760
Aaa       AAA          500   St. Paul Housing and
                             Redevelopment Authority,
                             Minnesota, St. Paul-Ramsey
                             Medical Center Project,
                             (AMBAC), 5.55%, 5/15/23          482,215
                                                         ------------
                                                         $  9,470,556
                                                         ------------
                             INSURED HOUSING - 2.3%
Aaa       AAA       $1,500   SCA Tax Exempt Trust,
                             Burnsville, Minnesota MFH,
                             (FSA), 7.10%, 1/1/30        $  1,624,605
                                                         ------------
                             INSURED SPECIAL TAX - 4.3%
Aaa       AAA       $3,000   St. Paul Housing and
                             Redevelopment Authority,
                             Civic Center Project,
                             (MBIA), 5.45%, 11/01/13     $  3,002,340
                                                         ------------
                             INSURED UTILITIES - 10.7%
Aaa       AAA       $  300   Northern Municipal Power
                             Agency, (AMBAC), 6.00%,
                             1/1/19                      $    302,001
Aaa       AAA          450   Southern Minnesota
                             Municipal Power Agency,
                             (MBIA), 5.00%, 1/1/12            428,382
Aaa       AAA          300   Southern Minnesota
                             Municipal Power Agency,
                             (MBIA), Variable, 1/1/18
                             (1)                              299,625

--------------------------------------------------------------------------------
                   MINNESOTA MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
-----------------------------------------------------------------------
                             INSURED UTILITIES - (CONTINUED)
Aaa       AAA        1,500   Southern Minnesota
                             Municipal Power Agency,
                             (MBIA), 4.75%, 1/1/16          1,318,095
Aaa       AAA        6,300   Southern Minnesota
                             Municipal Power Agency,
                             (MBIA), 0%, 1/1/20             1,703,205
Aaa       AAA        6,950   Southern Minnesota
                             Municipal Power Agency,
                             (MBIA), 0%, 1/1/21             1,754,180
Aaa       AAA        6,000   Southern Minnesota
                             Municipal Power Agency,
                             (MBIA), 0%, 1/1/25             1,202,940
Aaa       AAA          510   Western Minnesota
                             Municipal Power Agency,
                             (MBIA), 5.50%, 1/1/15            505,104
                                                         ------------
                                                         $  7,513,532
                                                         ------------

                             LEASE/CERTIFICATES OF PARTICIPATION - 3.2%
Baa1      NR        $  350   Cambridge, Minnesota
                             Economic Development
                             Authority, 6.25%, 2/1/14    $    355,768
Aa        AA         1,770   Hennepin County, 6.80%,
                             5/15/17                        1,908,308
                                                         ------------
                                                         $  2,264,076
                                                         ------------
                             SOLID WASTE - 0.7%
Aa3       AA-       $  450   Anoka County, Minnesota
                             Solid Waste Disposal,
                             National Rural Utility,
                             (AMT), 6.95%, 12/1/08       $    484,514
                                                         ------------
                             UTILITIES - 5.4%
Baa1      BBB+      $1,130   Bass Brook, Minnesota
                             Pollution Control Revenue,
                             Minnesota Power & Light
                             Company, 6.00%, 7/1/22      $  1,133,752
A         A          1,500   Northern Municipal Power
                             Agency, Minnesota
                             Electric, 7.25%, 1/1/16        1,590,855
A         A+         1,100   Southern Minnesota
                             Municipal Power Agency,
                             5.00%, 1/1/12 (2)              1,028,522
                                                         ------------
                                                         $  3,753,129
                                                         ------------
                             TOTAL TAX-EXEMPT
                             INVESTMENTS (IDENTIFIED
                             COST, $65,933,001)          $ 69,773,130
                                                         ------------
-----------------------------------------------------------------------
           PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS - 0%
-----------------------------------------------------------------------


                   CONTRACTS SECURITY                        VALUE
-----------------------------------------------------------------------
                        25   30 year-U.S. Treasury Bond
                             American, expiration
                             2/22/97 Strike Price $108
                             (identified cost $12,241)   $      4,297
                                                         ------------
                             TOTAL INVESTMENTS
                             (IDENTIFIED COST,
                             $65,945,242)                $ 69,777,427
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio primarily invests in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 33.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.3% to 15.2% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                        New Jersey Municipals Portfolio
                   Portfolio of Investments - January 31,1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
                               ASSISTED LIVING - 2.1%
NR        NR         $ 3,630   New Jersey Economic
                               Development Authority,
                               Forsgate, (AMT), 8.625%,
                               6/1/25                   $   3,822,063
NR        NR           3,750   New Jersey Economic
                               Development Authority,
                               Chelsea East Brunswick,
                               8.25%, 10/1/26               3,741,038
                                                        -------------
                                                        $   7,563,101
                                                        -------------
                               COGENERATION - 5.7%
NR        BB+        $12,750   New Jersey Economic
                               Development Authority,
                               Vineland Cogeneration
                               Limited Partnership,
                               (AMT), 7.875%, 6/1/19    $  13,773,825
NR        BBB-         1,725   New Jersey Economic
                               Development Authority,
                               Trigen Trenton Project,
                               (AMT), 6.20%, 12/1/07        1,754,239
NR        NR           5,000   Port Authority of New
                               York and New Jersey,
                               KIAC, 6.75%, 10/1/19         5,112,850
                                                        -------------
                                                        $  20,640,914
                                                        -------------
                               EDUCATION - 2.9%
Baa1      BBB        $ 2,480   New Jersey Educational
                               Facilities Authority,
                               Seton Hall University,
                               7.00%, 7/1/21            $   2,608,290
Aaa       AAA            845   New Jersey Educational
                               Facilities Authority,
                               Seton Hall University,
                               (BIGI), 6.85%, 7/1/19          902,815
Aa1       AA+          1,000   New Jersey Educational
                               Facilities Authority,
                               Princeton Theological
                               Seminary, 6.375%, 7/1/22     1,064,810
NR        NR           8,800   New Jersey Higher
                               Educational Student Loan
                               Bonds, (AMT), 0%, 7/1/10     3,111,856
A1        AA           2,500   Rutgers, The State
                               University of New
                               Jersey, 6.85%, 5/1/21        2,730,000
                                                        -------------
                                                        $  10,417,771
                                                        -------------

                               ESCROWED/PREREFUNDED - 4.1%
Aaa       AAA        $   870   The City of Newark, New
                               Jersey, (AMBAC),
                               Prerefunded to 10/1/99,
                               7.375%, 10/1/07          $     956,017
NR        NR           2,000   County of Passaic, New
                               Jersey, Prerefunded to
                               9/1/99, 6.70%, 9/1/13        2,159,860

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
Baa1      A            5,645   Puerto Rico Aqueduct and
                               Sewer Authority,
                               Prerefunded to 7/1/98,
                               7.875%, 7/1/17               6,075,939
Aaa       A+           1,000   New Jersey Economic
                               Development Authority,
                               Performing Arts Center
                               Site Acquisition,
                               Prerefunded to 6/15/01,
                               6.75%, 6/15/12               1,105,010
Aa        AAA          1,205   New Jersey Health Care
                               Facilities Financing
                               Authority, Barnert
                               Hospital, (FHA),
                               Prerefunded to 8/1/01,
                               6.80%, 8/1/19                1,327,139
Aa        AA           1,040   New Jersey Wastewater
                               Treatment Trust,
                               Prerefunded to 6/15/98,
                               7.25%, 6/15/08               1,103,898
Aaa       AAA          1,155   New Jersey Educational
                               Facilities Authority,
                               Seton Hall University,
                               (BIGI), Prerefunded to
                               7/1/99, 6.85%, 7/1/19        1,248,012
A         AA           1,000   University of Medicine
                               and Dentistry,
                               Prerefunded to 12/1/99,
                               7.20%, 12/1/129              1,097,190
                                                        -------------
                                                        $  15,073,065
                                                        -------------
                               GENERAL OBLIGATIONS -
                               7.4%
NR        BBB        $ 9,745   Government of Guam,
                               5.40%, 11/15/18          $   8,944,156
NR        A+           3,250   The Hudson County
                               Improvement Authority,
                               6.625%, 8/1/25               3,460,957
Aa        NR           3,000   Mercer County
                               Improvement Authority
                               Solid Waste, 0%, 4/1/10      1,466,580
Baa1      A            5,000   Commonwealth of Puerto
                               Rico, 6.50%, 7/1/23          5,340,000
Baa1      A            3,750   Puerto Rico Public
                               Buildings Authority,
                               Public Education and
                               Health Facilities,
                               5.75%, 7/1/15                3,718,275
Baa1      A            2,000   Puerto Rico Public
                               Buildings Authority,
                               Public Education and
                               Health Facilities,
                               5.50%, 7/1/21                1,898,320
Baa1      A            2,075   Puerto Rico Public
                               Buildings Authority,
                               Public Education and
                               Health Facilities,
                               5.75%, 7/1/16                2,056,927
                                                        -------------
                                                        $  26,885,215
                                                        -------------

--------------------------------------------------------------------------------
                  NEW JERSEY MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
                               HOSPITALS - 9.6%
Aa        AAA        $ 9,585   New Jersey Health Care
                               Facilities Financing
                               Authority, Barnert
                               Hospital, (FHA), 6.80%,
                               8/1/19                   $   9,998,401
Baa2      BBB          5,400   New Jersey Health Care
                               Facilities Financing
                               Authority, St
                               Elizabeth's Hospital,
                               6.00%, 7/1/27                5,349,726
A3        A-           2,300   New Jersey Health Care
                               Facilities Financing
                               Authority, Atlantic City
                               Medical Center, 6.80%,
                               7/1/11                       2,478,756
Baa1      NR           5,875   New Jersey Health Care
                               Facilities Financing
                               Authority, Deborah Heart
                               and Lung Center, 6.30%,
                               7/1/23                       5,942,210
Baa       NR           4,000   New Jersey Health Care
                               Facilities Financing
                               Authority, Southern
                               Ocean County Hospital,
                               6.25%, 7/1/23                4,025,200
A2        A            8,000   New Jersey Health Care
                               Facilities Financing
                               Authority, Chilton
                               Memorial Hospital,
                               5.00%, 7/1/13                7,292,240
                                                        -------------
                                                        $  35,086,533
                                                        -------------
                               HOUSING - 3.2%
NR        AAA        $ 3,700   New Jersey Housing and
                               Mortgage Finance Agency,
                               Presidential Plaza,
                               (FHA), 7.00%, 5/1/30     $   3,955,522
NR        AAA          2,000   New Jersey Housing and
                               Mortgage Finance Agency,
                               Presidential Plaza,
                               (FHA), 6.95%, 5/1/13         2,151,340
NR        AA+          1,000   New Jersey Housing and
                               Mortgage Finance Agency,
                               Section 8, 7.10%,
                               11/1/12                      1,059,860
NR        AA+          1,975   New Jersey Housing and
                               Mortgage Finance Agency,
                               Section 8, 7.10%,
                               11/1/11                      2,093,224
NR        A+           1,250   New Jersey Housing and
                               Mortgage Finance Agency,
                               Rental Housing, (AMT),
                               7.25%, 11/1/22               1,311,712

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
NR        A+           1,000   New Jersey Housing and
                               Mortgage Finance Agency,
                               Rental Housing, (AMT),
                               7.10%, 5/1/22                1,050,600
Aaa       AAA            190   Puerto Rico Housing
                               Finance Corporation
                               Mortgage Revenue,
                               (GNMA), 6.85%, 10/15/23        199,304
                                                        -------------
                                                        $  11,821,562
                                                        -------------

                               INDUSTRIAL DEVELOPMENT/ POLLUTION
                               CONTROL - 9.7%
NR        NR         $ 2,000   Middlesex County
                               Pollution Control
                               Financing Authority,
                               Amerada Hess
                               Corporation, 7.875%,
                               6/1/22                   $   2,268,780
NR        NR           4,000   Middlesex County
                               Pollution Control
                               Financing Authority,
                               Amerada Hess
                               Corporation, 6.875%,
                               12/1/22                      4,224,200
Aa1       NR           3,000   New Jersey Economic
                               Development Authority,
                               Garden State Paper
                               Company, (AMT), 7.125%,
                               4/1/22                       3,221,010
NR        NR           2,000   New Jersey Economic
                               Development Authority,
                               The Seeing Eye, Inc.,
                               7.30%, 4/1/11                2,109,200
NR        NR           1,500   New Jersey Economic
                               Development Authority,
                               Holt Hauling, (AMT),
                               9.75%, 12/15/16              1,589,190
NR        NR           5,640   New Jersey Economic
                               Development Authority,
                               Holt Hauling, (AMT),
                               8.95%, 12/15/19              6,037,394
NR        NR           1,160   New Jersey Economic
                               Development Authority,
                               National Association of
                               Accountants, Inc.,
                               7.65%, 7/1/09                1,230,424
NR        AA-          3,300   New Jersey Economic
                               Development Authority,
                               Oak Grove Associates,
                               6.125%, 12/1/06              3,442,560
Baa1      BBB+         2,135   New Jersey Economic
                               Development Authority,
                               GATX Terminals
                               Corporation, 7.30%,
                               9/1/19                       2,360,477
Baa3      BB+          8,750   Puerto Rico Port
                               Authority, American
                               Airlines, (AMT), 6.30%,
                               6/1/23                       8,937,075
                                                        -------------
                                                        $  35,420,310
                                                        -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
                               INSURED HOSPITALS - 1.0%
Aaa       AAA        $ 2,000   New Jersey Health Care
                               Facilities Financing
                               Authority, Hackensack
                               Medical Center, (FGIC),
                               6.25%, 7/1/21            $   2,059,960
Aaa       AAA          1,570   New Jersey Health Care
                               Facilities Financing
                               Authority, Cathedral
                               Health Services, (MBIA),
                               7.25%, 2/15/21               1,733,453
                                                        -------------
                                                        $   3,793,413
                                                        -------------
                               INSURED HOUSING - 1.2%
Aaa       AAA        $ 1,410   New Jersey Housing and
                               Mortgage Finance Agency,
                               (MBIA), 7.375%, 10/1/17  $   1,483,546
Aaa       AAA          1,200   New Jersey Housing and
                               Mortgage Finance Agency,
                               (AMT), (MBIA), 7.70%,
                               10/1/29                      1,258,572
Aaa       AAA          1,685   Pennsauken Township
                               Housing Finance
                               Corporation, (MBIA),
                               8.00%, 4/01/11               1,765,627
                                                        -------------
                                                        $   4,507,745
                                                        -------------

                               INSURED LEASE REVENUE - 4.3%
Aaa       AAA        $ 3,900   County of Atlantic, New
                               Jersey Public Facilities
                               Lease Agreement, (FGIC),
                               6.00%, 3/1/13            $   4,164,381
Aaa       AAA          1,750   County of Hudson, New
                               Jersey Correctional
                               Facility, (MBIA), 6.50%,
                               12/1/11                      1,884,330
Aaa       AAA          2,600   County of Hudson, New
                               Jersey Correctional
                               Facility, (MBIA), 6.60%,
                               12/1/21                      2,805,270
Aaa       AAA          2,500   County of Hudson, New
                               Jersey Improvement
                               Authority, Secondary
                               Yield Curve Notes,
                               (FGIC), Variable,
                               12/1/25 (1)                  2,609,375
Aaa       AAA          1,800   County of Middlesex, New
                               Jersey Certificates of
                               Participation, (MBIA),
                               6.125%, 2/15/19              1,860,462
Aaa       AAA          2,125   University of Medicine
                               and Dentistry
                               Certificates of
                               Participation, (MBIA),
                               6.75%, 12/1/09               2,279,615
                                                        -------------
                                                        $  15,603,433
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
                               INSURED SOLID WASTE - 0.4%
Aaa       AAA        $ 1,500   The Mercer County
                               Improvement Authority,
                               Solid Waste Revenue,
                               (AMT), (FGIC), 6.70%,
                               4/1/13                   $   1,501,170
                                                        -------------

                               INSURED TRANSPORTATION - 4.1%
Aaa       AAA        $ 3,250   Delaware River and Bay
                               Authority, (MBIA),
                               4.75%, 1/1/24            $   2,789,703
Aaa       AAA          5,000   New Jersey Turnpike
                               Authority "RITES",
                               (MBIA), Variable, 1/1/16
                               (1)                          6,043,750
Aaa       AAA          5,450   New Jersey Turnpike
                               Authority, (MBIA),
                               6.50%, 1/1/16                6,088,958
                                                        -------------
                                                        $  14,922,411
                                                        -------------
                               INSURED UTILITIES - 0.8%
Aaa       AAA        $ 1,150   New Jersey Economic
                               Development Authority,
                               New Jersey American
                               Water Co., (AMT),
                               (FGIC), 6.875%, 11/1/34  $   1,264,046
Aaa       AAA          1,850   Salem County, New
                               Jersey, Public Service
                               Electric and Gas,
                               (MBIA), 5.55%, 11/1/33       1,781,180
                                                        -------------
                                                        $   3,045,226
                                                        -------------

                               INSURED WATER & SEWER - 1.3%
Aaa       AAA        $ 2,500   Middlesex County
                               Utilities Authority,
                               Sewer Revenue (MBIA),
                               Variable, 8/15/10 (1)    $   2,745,700
Aaa       AAA          2,000   North Hudson, New Jersey
                               Sewer Authority, (FGIC),
                               5.125%, 8/1/22               1,880,880
                                                        -------------
                                                        $   4,626,580
                                                        -------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - 3.9%
Baa1      A-         $   720   County of Atlantic, New
                               Jersey Public Facilities
                               Lease Agreement, 8.875%,
                               1/15/14                  $     950,443
Baa1      A-             785   County of Atlantic, New
                               Jersey Public Facilities
                               Lease Agreement, 8.875%,
                               1/15/15                      1,039,442
A1        NR           1,000   Township of Bedminster,
                               New Jersey Board of
                               Education, 7.125%,
                               9/1/10                       1,098,770

--------------------------------------------------------------------------------
                  NEW JERSEY MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
                               LEASE/CERTIFICATE OF
                               PARTICIPATION - (CONTINUED)
Aa        AA-          2,000   Mercer County
                               Improvement Authority,
                               Richard J. Hughes
                               Justice Complex, 6.05%,
                               1/1/15                       1,999,980
Aa        AA-          1,500   Mercer County
                               Improvement Authority,
                               Richard J. Hughes
                               Justice Complex, 6.05%,
                               1/1/16                       1,499,985
Aa        AA-          1,500   Mercer County
                               Improvement Authority,
                               Richard J. Hughes
                               Justice Complex, 6.05%,
                               1/1/17                       1,499,985
Aa        AA-          1,250   New Jersey Building
                               Authority, 7.20%,
                               6/15/13                      1,316,362
Aa        AA-          2,590   New Jersey Building
                               Authority, Garden State
                               Savings Bonds, 0%,
                               6/15/10                      1,268,994
A1        A+           1,650   New Jersey Economic
                               Development Authority,
                               Economic Recovery Fund,
                               0%, 9/15/09                    835,973
A1        A+           5,500   New Jersey Economic
                               Development Authority,
                               Economic Recovery Fund,
                               0%, 3/15/13                  2,219,030
NR        BBB            400   Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and
                               Environmental Control
                               Authority, Guaynabo
                               Lease, 5.625%, 7/1/22          374,368
                                                        -------------
                                                        $  14,103,332
                                                        -------------
                               LIFE CARE - 2.0%
NR        NR         $   615   New Jersey Economic
                               Development Authority,
                               Cadbury Corporation,
                               7.50%, 7/1/21            $     618,610
NR        NR             300   New Jersey Economic
                               Development Authority,
                               Cadbury Corporation,
                               8.70%, 7/1/07                  322,377
NR        NR           2,300   New Jersey Economic
                               Development Authority,
                               Cadbury Corporation,
                               8.00%, 7/1/15                2,085,400
NR        NR           4,000   New Jersey Economic
                               Development Authority,
                               Keswick Pines, 8.75%,
                               1/1/24                       4,229,120
                                                        -------------
                                                        $   7,255,507
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
-----------------------------------------------------------------------
                               MISCELLANEOUS - 2.3%
NR        NR         $ 7,600   New Jersey Sports and
                               Exposition Authority,
                               Monmouth Park, 8.00%,
                               1/1/25                   $   8,380,368
                                                        -------------
                               NURSING HOMES - 1.1%
NR        NR         $ 1,400   New Jersey Economic
                               Development Authority,
                               Claremont Health System,
                               8.75%, 9/1/22            $   1,516,718
NR        NR           2,500   New Jersey Economic
                               Development Authority,
                               Victoria Health, 7.65%,
                               1/1/14                       2,608,400
                                                        -------------
                                                        $   4,125,118
                                                        -------------
                               SOLID WASTE - 4.6%
Ba        NR         $   650   Mercer County
                               Improvement Authority,
                               Solid Waste System
                               Revenue, 6.80%, 4/1/05   $     633,328
Ba        NR           5,975   Mercer County
                               Improvement Authority,
                               Solid Waste System
                               Revenue, (AMT), 0%,
                               4/1/14                       1,710,642
Ba        NR           6,000   Mercer County
                               Improvement Authority,
                               Solid Waste System
                               Revenue, (AMT), 0%,
                               4/1/15                       1,597,140
Ba        NR           3,000   Mercer County
                               Improvement Authority,
                               Solid Waste System
                               Revenue, (AMT), 0%,
                               4/1/16                         742,440
NR        BB          11,930   Union County, New Jersey
                               Utilities Authority,
                               Solid Waste Revenue,
                               (AMT), 7.20%, 6/15/14       12,212,860
                                                        -------------
                                                        $  16,896,410
                                                        -------------
                               SPECIAL TAX - 9.0%
Baa1      A          $12,250   Puerto Rico Highway and
                               Transportation
                               Authority, 5.50%, 7/1/36 $  11,727,905
Baa1      A            7,000   Puerto Rico Highway and
                               Transportation
                               Authority, 5.00%, 7/1/36     6,169,660
Baa1      BBB+           550   Puerto Rico
                               Infrastructure Financing
                               Authority, 7.90%, 7/1/07       588,005
NR        NR          13,350   Virgin Islands Public
                               Finance Authority,
                               7.25%, 10/1/18              14,234,838
                                                        -------------
                                                        $  32,720,408
                                                        -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
------------------------------------------------------------------------
                               TRANSPORTATION - 12.7%
NR        BBB        $ 1,700   Guam Airport Authority,
                               (AMT), 6.60%, 10/1/10    $   1,748,892
NR        BBB          1,400   Guam Airport Authority,
                               6.50%, 10/1/23               1,434,748
NR        BBB          2,000   Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23        2,062,660
A1        AA-          9,500   The Port Authority of
                               New York and New Jersey,
                               7.35%, 10/1/27 (2)          10,875,600
A1        AA-          4,750   The Port Authority of
                               New York and New Jersey,
                               (AMT), 6.25%, 1/15/27        4,931,545
A1        AA-         11,500   The Port Authority of
                               New York and New Jersey,
                               6.125%, 6/1/2094            12,130,660
A1        AA-          5,000   The Port Authority of
                               New York and New Jersey,
                               5.375%, 3/1/28               4,831,350
Baa3      BB+          5,100   The Port Authority of
                               New York and New Jersey,
                               Delta Air Lines Inc.,
                               6.95%, 6/1/08                5,440,629
Baa3      BB+          3,050   Puerto Rico Port
                               Authority, American
                               Airlines, (AMT), 6.25%,
                               6/1/26                       3,132,198
                                                        -------------
                                                        $  46,588,282
                                                        -------------
                               UTILITIES - 4.2%
NR        BBB        $   100   Guam Power Authority,
                               5.25%, 10/1/13           $      92,010
NR        BBB            750   Guam Power Authority,
                               5.25%, 10/1/23                 669,637
NR        BBB          5,000   Guam Power Authority,
                               6.75%, 10/1/24               5,236,050
A3        BBB            625   New Jersey Economic
                               Development Authority,
                               Elizabethtown Gas Co.,
                               (AMT), 6.75%, 10/1/21          638,262
A2        A            1,455   New Jersey Economic
                               Development Authority,
                               Natural Gas Facilities,
                               7.05%, 3/1/16                1,518,001
Baa1      BBB+         3,000   Puerto Rico Electric
                               Power Authority, 0%,
                               7/1/17                         922,560
Baa1      BBB+         1,000   Puerto Rico Electric
                               Power Authority, 5.50%,
                               7/1/25                         949,750
NR        NR           5,105   Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                       5,427,330
                                                        -------------
                                                        $  15,453,600
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------   PRINCIPAL
                      AMOUNT
         STANDARD      (000
MOODY'S  & POOR'S    OMITTED)          SECURITY             VALUE
------------------------------------------------------------------------
                               WATER & SEWER - 2.4%
A1        AA-        $ 2,000   Gloucester County
                               Utilities Authority,
                               6.50%, 1/1/21            $   2,162,240
A3        A            4,500   New Jersey Economic
                               Development Authority,
                               Elizabethtown Water
                               Revenue, (AMT), 6.70%,
                               8/1/21                       4,760,100
Aa        AA             360   New Jersey Wastewater
                               Treatment Trust, 7.25%,
                               5/15/08                        378,770
Aa        AA           1,000   New Jersey Wastewater
                               Treatment Trust, 6.875%,
                               6/15/09                      1,095,310
Aa        AA             250   New Jersey Wastewater
                               Treatment Trust, 7.00%,
                               6/15/10                        274,755
                                                        -------------
                                                        $   8,671,175
                                                        -------------
                               TOTAL TAX-EXEMPT
                               INVESTMENTS
                               (IDENTIFIED COST,
                               $342,983,503)            $ 365,102,649
                                                        =============

-----------------------------------------------------------------------
           PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS - 0%
-----------------------------------------------------------------------

                           CONTRACTS SECURITY                VALUE
-----------------------------------------------------------------------
                        300    30 year-U.S. Treasury
                               Bond, American,
                               expiration date 2/22/97,
                               strike price $108,
                               (identified cost,
                               $146,888)                $      51,617
                                                        -------------
                               TOTAL INVESTMENTS
                               (IDENTIFIED COST,
                               $343,130,391)            $ 365,154,266
                                                        =============

(1) The above designated securities have been issued as inverse floater bonds.
(2) The above designated securities have been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio primarily invests in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 13.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.3% to 9.5% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                       Pennsylvania Municipals Portfolio
                  Portfolio of Investments - January 31, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             ASSISTED LIVING - 3.2%
NR        NR       $ 2,680   Chester, Pennsylvania IDA
                             Senior Lifechoice of
                             Paoli, 8.05%, 1/1/24       $   2,732,421
NR        NR         5,000   Chester, Pennsylvania IDA
                             (AMT) Senior Lifechoice of
                             Kimberton, 8.50%, 9/1/25       5,273,350
NR        NR         5,000   Delaware, Pennsylvania IDA
                             Senior Quarters Project,
                             5.625%, 9/1/25                 5,268,550
                                                        -------------
                                                        $  13,274,321
                                                        -------------
                             COGENERATION - 6.4%
NR        NR       $12,000   Pennsylvania EDA,
                             Northampton Generation
                             Project (AMT), 6.50%,
                             1/1/13                     $  11,837,880
NR        BBB-       9,000   Pennsylvania EDA, Colver
                             Project, (AMT), 7.125%,
                             12/1/15                        9,493,830
NR        BBB-       5,000   Pennsylvania EDA, Colver
                             Project, (AMT), 7.15%,
                             12/1/18                        5,257,300
                                                        -------------
                                                        $  26,589,010
                                                        -------------
                             EDUCATION - 3.3%
NR        BBB      $ 4,865   Erie Higher Education
                             Building Authority,
                             Mercyhurst College, 5.75%,
                             3/15/20                    $   4,423,063
Baa1      NR         1,500   Latrobe, Pennsylvania
                             Saint Vincent College,
                             6.75%, 5/1/24                  1,557,765
NR        AAA        2,000   Lehigh, Pennsylvania
                             Allentown College of St.
                             Francis, 6.75%, 12/15/12       2,162,480
NR        BBB-       1,100   Lehigh, Pennsylvania Cedar
                             Crest College, 6.70%,
                             4/1/26                         1,122,836
NR        A-         4,225   Scranton-Lackawanna,
                             Pennsylvania, University
                             of Scranton, 6.40%, 3/1/07     4,428,941
                                                        -------------
                                                        $  13,695,085
                                                        -------------
                             ESCROWED - 5.7%
Aaa       AAA      $ 5,600   Berks, Pennsylvania
                             General Obligation,
                             (FGIC), Variable, 11/15/20
                             (1)                        $   6,692,000
Aaa       NR         1,750   Chester, Pennsylvania
                             HEFA, Bryn Mar Hospitals,
                             6.75%, 7/1/14                  1,958,093
Aaa       AAA        2,000   Doylestown, Pennsylvania
                             Hospital Authority,
                             (AMBAC), 6.90%, 7/1/19         2,161,320
Aaa       AAA        1,405   Lycoming, Pennsylvania
                             General Obligation,
                             (FGIC), 6.40%, 8/15/11         1,514,351

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
Aaa       AAA          945   Lycoming, Pennsylvania
                             General Obligation,
                             (FGIC), 6.40%, 8/15/11         1,020,165
NR        A-         1,000   PA State Education,
                             Elizabeth College, 7.25%,
                             6/15/11                        1,119,560
NR        A-         6,900   PA IDA, Economic
                             Development, 7.00%, 1/1/11     7,677,906
Aaa       AAA        5,000   Westmoreland, Pennsylvania
                             Muni Authority (FGIC), 0%,
                             8/15/20                        1,307,600
Aaa       AAA          500   York, Pennsylvania
                             Hospital Authority,
                             (AMBAC), 7.00%, 7/1/21           553,280
                                                        -------------
                                                        $  24,004,275
                                                        -------------
                             GENERAL OBLIGATIONS - 3.2%
NR        A        $ 3,000   Chester Upland,
                             Pennsylvania School
                             District, 6.375%, 9/1/21   $   3,061,770
NR        A          3,000   Dauphin, Pennsylvania
                             6.90%, 6/1/26                  3,154,950
A1        A+         2,050   Lower Providence Township,
                             Pennsylvania Sewer
                             Authority, 6.75%, 5/1/22       2,255,820
NR        A          1,950   McKeesport Area,
                             Pennsylvania School
                             District, 5.00%, 4/1/13        1,840,332
A1        AAA          465   Pennsylvania, 6.75%,
                             1/1/07                           508,640
A1        AAA          500   Pennsylvania, 6.75%,
                             1/1/08                           546,925
A1        AA-        2,000   Pennsylvania 6.375%,
                             9/15/12                        2,125,080
                                                        -------------
                                                        $  13,493,517
                                                        -------------
                             HOSPITALS - 18.4%
NR        AAA      $ 2,390   Allegheny, Pennsylvania
                             IDA, Presbyterian Medical
                             Center (FHA), 6.75%,
                             2/1/26                     $   2,491,862
Baa       BBB        2,000   Dauphin, Pennsylvania
                             Community General
                             Osteopathic Hospital,
                             7.375%, 6/1/16                 2,130,040
NR        BBB+       3,620   Delaware, Pennsylvania
                             Mercy Health, 5.75%,
                             12/15/22                       3,422,638
NR        NR         4,620   Hazelton Luzerne,
                             Pennsylvania Saint Joseph
                             Medical Center, 8.375%,
                             7/1/12                         5,488,791
A         NR         2,670   Indiana, Pennsylvania
                             Indiana Hospital, 7.125%,
                             7/1/23                         2,875,964
A         A          3,250   Lehigh, Pennsylvania
                             Muhlenberg Hospital,
                             6.60%, 7/15/22                 3,416,497
NR        BBB-       3,500   McKean, Pennsylvania
                             Bradford Hospital, 6.00%,
                             10/1/13                        3,391,535
A3        BBB+       2,550   Monroeville, Pennsylvania
                             Forbes Health System,
                             6.25%, 10/1/15                 2,589,984

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             HOSPITALS - (CONTINUED)
NR        BBB+       2,615   Montgomery, Pennsylvania
                             Pottstown Medical Center,
                             6.875%, 11/15/20               2,706,603
Baa2      NR         1,375   Montgomery, Pennsylvania
                             Hospital, 6.60%, 7/1/10        1,407,904
A2        A+           500   PA Hospital and Higher
                             Education, Allegheny
                             General Hospital, 7.25%,
                             9/1/17                           535,535
A         BBB+       8,500   PA Hospital and Higher
                             Education, Albert Einstein
                             Medical Center, 7.625%,
                             4/1/11                         8,981,270
Ba        BBB+       5,650   PA Hospital and Higher
                             Education. Graduate Health
                             System, 6.625%, 7/1/21         5,577,624
Ba        BBB+       7,115   PA Hospital and Higher
                             Education. Graduate Health
                             System, 7.25%, 7/1/18          7,368,792
Baa1      A-        12,515   PA Hospital and Higher
                             Education, Temple
                             University Hospital,
                             6.625%, 11/15/23              12,899,586
Baa2      NR         4,115   Somerset, Pennsylvania
                             Community Hospital
                             Project, 6.75%, 3/1/11         4,213,554
A3        NR         7,000   Washington, Pennsylvania
                             Monongahela Valley
                             Hospital 6.75%, 12/1/08        7,415,450
                                                        -------------
                                                        $  76,913,629
                                                        -------------
                             HOUSING - 6.9%
Aaa       NR       $ 2,100   Allegheny, Pennsylvania
                             SFMR, (GNMA), 7.15%,
                             6/1/17                     $   2,166,717
NR        AAA        2,900   Allegheny, Pennsylvania
                             SFMR, Ladies Grand Army
                             Project, (FHA), 6.35%,
                             10/1/36                        2,940,165
NR        AAA        1,000   Bucks, Pennsylvania
                             Mortgage Revenue Bonds,
                             Warminster Heights
                             Project, (FHA), Section
                             8-A, 6.80%, 8/1/12             1,038,920
Aa        AA+        3,220   Pennsylvania HFA SFMR,
                             6.90%, 4/1/17                  3,391,046
Aa2       AA+        1,000   Pennsylvania HFA SFMR,
                             (AMT), Variable, 10/1/23
                             (1)                            1,093,750
Aa        AA+        8,350   Pennsylvania HFA SFMR,
                             (AMT), 7.50%, 10/1/25          9,001,717
Aaa       NR         3,000   Philadelphia, Pennsylvania
                             Redevelopment Authority
                             MF, 6.95%, 5/15/24             3,139,650
A1        A          3,450   Urban Redevelopment
                             Authority of Pittsburgh
                             Mortgage, (AMT), 7.10%,
                             4/1/24                         3,610,253

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
A1        A            265   Urban Redevelopment
                             Authority of Pittsburgh
                             Mortgage, 7.45%, 4/1/10          278,687
A1        A          1,000   Urban Redevelopment
                             Authority of Pittsburgh
                             Mortgage, 7.125%, 4/1/15       1,048,770
A1        A          1,055   Urban Redevelopment
                             Authority of Pittsburgh
                             Mortgage, (AMT), 7.40%,
                             4/1/24                         1,101,009
                                                        -------------
                                                        $  28,810,684
                                                        -------------

                             INDUSTRIAL DEVELOPMENT REVENUE/
                             POLLUTION CONTROL REVENUE - 10.3%
A3        A-       $ 6,700   Butler, Pennsylvania IDA,
                             Witco Corporation Project,
                             5.85%, 12/1/23             $   6,655,378
NR        BB-        1,005   Clearfield, Pennsylvania
                             IDA, KMart Corporation,
                             6.80%, 5/15/07                 1,013,784
NR        A          4,000   Franklin, Pennsylvania
                             IDA, Corning Incorporated,
                             6.25%, 8/1/05                  4,363,320
A2        A         12,000   New Morgan, Pennsylvania
                             IDA, New Morgan Landfill,
                             (AMT), 6.50%, 4/1/19          12,460,800
Baa2      BBB-       5,000   Pennsylvania IDA,
                             Macmilliam Project, (AMT),
                             7.60%, 12/1/20                 5,580,250
Baa1      BBB        4,450   Pennsylvania IDA, Sun
                             Company Project, (AMT),
                             7.60%, 12/1/24                 4,963,396
NR        NR         6,500   Philadelphia IDA
                             Refrigerated Enterprises
                             Project, (AMT), 9.05%,
                             12/1/19                        6,892,275
NR        BB-        1,105   Shamokin, Pennsylvania
                             IDA, KMart Corporation,
                             6.70%, 7/1/07                  1,100,912
                                                        -------------
                                                        $  43,030,115
                                                        -------------
                             INSURED EDUCATION - 2.8%
Aaa       AAA      $ 2,000   Alleghany, Pennsylvania
                             Duquesne University
                             Project, (AMBAC), 5.00%,
                             3/1/21                     $   1,828,720
Aaa       AAA        5,000   Cumberland, Pennsylvania
                             Messiah College Project,
                             5.125%, 10/1/15                4,762,900
Aaa       AAA          250   PA Higher Education
                             Facilities, (AMBAC),
                             5.625%, 6/15/19                  244,998
Aaa       AAA        2,500   PA Higher Education
                             Student Loan, (AMBAC),
                             (AMT), 7.15%, 9/1/21           2,644,975

--------------------------------------------------------------------------------
                 PENNSYLVANIA MUNICIPALS PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             INSURED EDUCATION - (CONTINUED)
Aaa       AAA        1,500   PA Higher Education
                             Student Loan, (AMBAC),
                             (AMT), Variable, 3/1/22
                             (1)                            1,545,000
Aaa       AAA          700   PA Higher Education
                             Student Loan, (AMBAC),
                             (AMT), Variable, 9/1/26
                             (1)                              786,625
                                                        -------------
                                                        $  11,813,218
                                                        -------------

                             INSURED GENERAL OBLIGATIONS - 9.1%
Aaa       AAA      $ 2,500   Berks, Pennsylvania,
                             (FGIC), 0%, 5/15/18        $     743,225
Aaa       AAA        2,170   Elizabeth Forward,
                             Pennsylvania School
                             District, (MBIA), 0%,
                             9/1/20                           566,045
Aaa       AAA        2,170   Elizabeth Forward,
                             Pennsylvania School
                             District, (MBIA), 0%,
                             9/1/21                           534,710
Aaa       AAA        2,170   Elizabeth Forward,
                             Pennsylvania School
                             District, (MBIA), 0%,
                             9/1/22                           505,089
Aaa       AAA        2,170   Elizabeth Forward,
                             Pennsylvania School
                             District, (MBIA), 0%,
                             9/1/23                           477,118
Aaa       AAA        4,345   Elizabeth Forward,
                             Pennsylvania School
                             District, (MBIA), 0%,
                             9/1/24                           902,413
Aaa       AAA       10,000   Erie, Pennsylvania School
                             District, (MBIA), 5.75%,
                             5/1/26                         9,991,900
Aaa       AAA        2,500   Erie, Pennsylvania School
                             District, (MBIA), 0%,
                             5/1/19                           703,625
Aaa       AAA        2,625   Erie, Pennsylvania School
                             District, (MBIA), 0%,
                             5/1/20                           697,883
Aaa       AAA        2,625   Erie, Pennsylvania School
                             District, (MBIA), 0%,
                             5/1/21                           659,216
Aaa       AAA        3,625   Erie, Pennsylvania School
                             District, (MBIA), 0%,
                             5/1/22                           859,922
Aaa       AAA        7,500   Keystone Oaks,
                             Pennsylvania School
                             District, (AMBAC),
                             Variable, 9/1/16 (1)           7,593,750
Aaa       AAA        1,430   Mars Area, Pennsylvania
                             School District, (MBIA),
                             0%, 3/1/14                       548,376
Aaa       AAA        2,680   North Hills, Pennsylvania
                             School District, (FGIC),
                             0%, 11/15/20                     690,958
Aaa       AAA        5,000   Pennsylvania Inter
                             Cooperative Authority
                             (MBIA), 5.625%, 6/15/23        4,820,100
Aaa       AAA        1,900   Philadelphia, (MBIA),
                             5.00%, 5/15/15                 1,769,375
Aaa       AAA        3,200   Philadelphia, (MBIA),
                             5.00%, 5/15/20                 2,926,368

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
Aaa       AAA          655   Rochester Area, School
                             District, (AMBAC), 0%,
                             5/1/10                           319,581
Aaa       AAA        2,795   Venango, (AMBAC), 6.30%,
                             12/1/19                        2,915,632
                                                        -------------
                                                        $  38,225,286
                                                        -------------
                             INSURED HOSPITALS - 4.4%
Aaa       AAA      $ 1,170   Allegheny, Pennsylvania
                             Children's Hospital of
                             Pittsburgh, (MBIA), 6.75%,
                             7/1/08 (2)                 $   1,241,990
Aaa       AAA        3,750   Allegheny, Pennsylvania
                             Magee-Womens Hospital,
                             (FGIC), 0%, 10/1/15            1,294,500
Aaa       AAA        1,400   Armstrong, Pennsylvania
                             Saint Francis Health Care,
                             (AMBAC), 6.25%, 6/1/13         1,469,860
Aaa       AAA        2,500   Armstrong, Pennsylvania
                             Saint Francis Health Care,
                             (AMBAC), 6.00%, 8/15/08        2,621,600
Aaa       AAA          775   Carbon, Pennsylvania
                             Gnaden Heutten Memorial
                             Hospital, (AMBAC), 7.00%,
                             11/15/14                         840,534
Aaa       AAA          750   Erie, Pennsylvania Hamot
                             Medical Center, (AMBAC),
                             7.10%, 2/15/10                   821,393
Aaa       AAA          230   Lehigh, Pennsylvania
                             Health East, Incorporated,
                             (MBIA), 7.00%, 7/1/15            253,002
Aaa       AAA        1,000   Montgomery, Pennsylvania
                             Abington Memorial,
                             (AMBAC), Variable, 6/1/11
                             (1)                            1,152,500
Aaa       AAA        5,000   Philadelphia Hospital &
                             Higher Education, PA
                             Hospital, (FGIC),
                             Variable, 2/15/12 (1)          4,581,250
Aaa       AAA        1,500   Scranton-Lackawanna,
                             Pennsylvania Mercy Health,
                             (MBIA), 6.90%, 1/1/23          1,629,195
Aaa       AAA        2,550   Washington, Pennsylvania
                             Shadyside Hospital,
                             (AMBAC), 5.75%, 12/15/14       2,573,893
                                                        -------------
                                                        $  18,479,717
                                                        -------------

                             INSURED INDUSTRIAL DEVELOPMENT - 0.3%
Aaa       AAA      $ 1,000   Delaware, Pennsylvania IDR
                             Philadelphia Water, (FGIC)
                             (AMT), 6.35%, 8/15/25      $   1,047,300
                                                        -------------

                             INSURED LEASE REVENUE - 2.2%
Aaa       AAA      $10,000   Commonwealth of
                             Pennsylvania (COP),
                             (AMBAC), 5.00%, 7/1/15     $   9,283,000
                                                        -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             INSURED SPECIAL TAX - 0.8%
Aaa       AAA      $ 3,795   PA Intergovernmental
                             Special Tax, (MBIA),
                             5.00%, 6/15/22             $   3,391,705
                                                        -------------
                             INSURED UTILITIES - 6.0%
Aaa       AAA      $ 4,000   Beaver, Pennsylvania IDA,
                             Ohio Edison Company,
                             (FGIC), 7.00%, 6/1/21      $   4,374,920
Aaa       AAA       10,000   Beaver, Pennsylvania IDA,
                             Ohio Edison Company,
                             (FGIC), 7.05%, 10/1/20        11,178,200
Aaa       AAA        3,800   Puerto Rico Electric Power
                             Authority, (FSA),
                             Variable, 7/1/02 (1)           4,137,250
Aaa       AAA        5,050   Lehigh, Pennsylvania IDA,
                             PA Power & Light Company,
                             (MBIA), 6.15%, 8/1/29          5,225,690
                                                        -------------
                                                        $  24,916,060
                                                        -------------

                             INSURED WATER & SEWER - 4.0%
Aaa       AAA      $ 5,235   Bethlehem, Pennsylvania
                             Water Authority, (MBIA),
                             5.20%, 11/15/21            $   4,827,455
Aaa       AAA        2,500   Philadelphia, Pennsylvania
                             Water & Wastewater,
                             (FGIC), Variable, 6/15/12
                             (1)                            2,437,500
Aaa       AAA        3,000   Philadelphia, Pennsylvania
                             Water & Wastewater,
                             (MBIA), 5.00%, 6/15/17         2,736,840
Aaa       AAA        3,960   Philadelphia, Pennsylvania
                             Water & Wastewater,
                             (CGIC), 5.00%, 6/15/16         3,621,935
Aaa       AAA        3,490   Pittsburgh, Pennsylvania
                             Water & Sewer (FGIC),
                             4.75%, 9/1/16                  3,069,804
                                                        -------------
                                                        $  16,693,534
                                                        -------------
                             LIFE CARE - 1.0%
NR        NR       $ 4,050   Delaware, Pennsylvania
                             White Horse Village,
                             7.50%, 7/1/18              $   4,159,957
                                                        -------------
                             NURSING HOMES - 2.3%
NR        NR       $ 3,500   Montgomery, Pennsylvania
                             IDA Geriatric Health
                             8.375%, 7/1/23             $   3,688,370
NR        NR         1,190   Philadelphia, Pennsylvania
                             Hospital - Protestant
                             Homes, 8.625%, 7/1/21          1,241,491
NR        NR         1,460   Westmoreland, Pennsylvania
                             Highland Health, 9.25%,
                             6/1/22                         1,568,902
NR        NR         2,750   Wilkins Area, Pennsylvania
                             IDA Fairview Extended
                             Care, 10.25%, 1/1/21           3,120,975
                                                        -------------
                                                        $   9,619,738
                                                        -------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             POOLED LOAN - 4.6%
NR        AA+      $   870   Pennsylvania
                             Infrastructure Investment
                             Authority, Pennvest,
                             6.80%, 9/1/10              $     941,566
NR        A         16,950   Pennsylvania Finance
                             Authority, Beaver County,
                             6.60%, 11/1/09                18,041,750
                                                        -------------
                                                        $  18,983,316
                                                        -------------
                             SPECIAL TAX REVENUE - 0.1%
Baa1      BBB+     $   500   Puerto Rico Special Tax
                             Revenue, 7.50%, 7/1/09     $     531,830
                                                        -------------
                             UTILITIES - 4.0%
Baa3      BB+      $   500   Beaver, Pennsylvania IDA,
                             Ohio Edison Company,
                             7.75%, 9/1/24              $     526,260
Baa1      BBB+       3,250   Delaware, Pennsylvania
                             IDA, Philadelphia Electric
                             Company, 7.375%, 4/1/21        3,468,498
Baa1      BBB+       4,070   Montgomery, Pennsylvania
                             IDA, Philadelphia Electric
                             Co, (AMT), 7.60%, 4/1/21       4,368,982
Baa1      BBB+       3,370   Puerto Rico Electric Power
                             Authority Power Revenue,
                             0%, 7/1/17                     1,036,342
NR        NR         1,500   Virgin Islands Water and
                             Power Authority, 7.40%,
                             7/1/11                         1,594,710
A2        A          5,500   Washington, Pennsylvania
                             IDA West Penn Power
                             Company, 6.05%, 4/1/14         5,591,740
                                                        -------------
                                                        $  16,586,532
                                                        -------------
                             TRANSPORTATION - 1.0%
Baa3      BB+      $ 4,000   Puerto Rico Port Authority
                             -American Airlines (AMT),
                             6.25%, 6/1/26              $   4,107,800
                                                        -------------
                             TOTAL TAX-EXEMPT
                             INVESTMENTS (IDENTIFIED
                             COST, $395,392,490)        $ 417,649,629
                                                        =============

(1) Security has been issued as an inverse floater bond.
(2) Security has been segregated to cover margin requirements on open financial futures contracts.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Pennsylvania municipalities. The ability of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 29.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.9% to 13.2% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                           Texas Municipals Portfolio
                  Portfolio of Investments - January 31, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             ASSISTED LIVING - 2.4%
NR        NR        $  500   Bell County, Texas Health
                             Facilities, Elder Care,
                             9.00%, 11/1/24              $    544,765
                                                         ------------
                             EDUCATION - 3.2%
A         NR        $  700   Brazo Texas Higher
                             Education Authority, (AMT),
                             6.50%, 6/1/04               $    734,398
                                                         ------------
                             ELECTRIC UTILITIES - 2.0%
NR        BBB       $  500   Guam Power Authority,
                             5.25%, 10/1/23              $    446,425
                                                         ------------
                             ESCROWED - 5.0%
NR        NR        $  200   Bexar County, Texas, St.
                             Luke's Lutheran Hospital,
                             7.00%, 5/1/21               $    234,062
Aaa       NR         1,000   Central Texas Housing
                             Corporation Single Family,
                             0%, 9/1/16                       316,000
A2        NR           100   Ector County, Texas
                             Hospital District, 7.30%,
                             4/15/12                          114,393
Aaa       AAA           85   Harris County, Texas Toll
                             Road Unlimited Tax and
                             Subordinate Lien,
                             (AMBAC),6.625%, 8/15/17           88,089
Aaa       AAA          200   Montgomery County, Texas
                             Hospital District, (FSA),
                             6.625%, 4/1/17                   221,486
Aaa       AAA          150   Texas National Research Lab
                             Super Collider, 6.95%,
                             12/1/12                          171,987
                                                         ------------
                                                         $  1,146,017
                                                         ------------
                             GENERAL OBLIGATIONS - 13.0%
Aaa       AAA       $1,000   Bastrop, Texas Independent
                             School District, Unlimited
                             Tax U.T.G.O., (PSF), 0%,
                             2/15/13                     $    404,090
Aaa       AAA        1,000   Temple, Texas Independent
                             School District U.T.G.O.,
                             (PSF), 5.125%, 8/15/17           941,850
NR        NR           500   Leander, Texas, Limited
                             Tax, (L.T.), G.O., 6.75%,
                             8/15/16                          524,530
Aa        AA           690   Texas Veterans' Housing
                             Assistance U.T.G.O., (AMT),
                             6.70%, 12/1/24                   716,572
Aa        AA           360   Texas Veterans' Housing
                             Assistance U.T.G.O., (AMT),
                             6.80%, 12/1/23                   375,228
                                                         ------------
                                                         $  2,962,270
                                                         ------------
                             HEALTH CARE - 4.4%
Aa        NR        $  975   Port Arthur Texas, Health
                             Facilities, (FHA), 6.50%,
                             8/1/24                      $  1,007,955
                                                         ------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             HOSPITALS - 7.1%
NR        BBB+      $  500   Denison, Texas, Texoma
                             Medical Center, 7.10%,
                             8/15/24                     $    527,165
A         A-           100   Harris County, Texas
                             Hospital District,
                             (Memorial), 7.125%, 6/1/15       108,210
A2        NR         1,000   Tarrant County, Texas,
                             Harris Methodist Health
                             System, 6.00%, 9/1/24            989,960
                                                         ------------
                                                         $  1,625,335
                                                         ------------
                             HOUSING - 12.7%
NR        A         $  500   Texas Dept. Of Housing, NHP
                             Foundation-Asmara Project,
                             6.40%, 1/1/27               $    502,865
NR        AAA           80   Bexar County, Texas HFC
                             Single Family, (GNMA),
                             8.10%, 3/1/24                     84,955
NR        A            750   Travis County, Texas HFC
                             Multifamily, Travis Station
                             Apartments, 6.75%, 4/1/19        778,433
NR        AAA          500   Dallas Texas HFC Single
                             Family, (GNMA), 7.95%,
                             12/1/23                          531,605
NR        AAA          150   North Central Texas HFC
                             Single Family, (GNMA),
                             7.875%, 10/1/22                  158,633
Aaa       AAA           50   Puerto Rico HFC, Single
                             Family Mortgage Revenue
                             Bonds, (GNMA), 6.85%,
                             10/15/23                          52,448
NR        AAA          750   Travis County, Texas HFC,
                             (GNMA/FNMA), 7.05%, 12/1/25      798,082
                                                         ------------
                                                         $  2,907,021
                                                         ------------

                             INDUSTRIAL DEVELOPMENT REVENUE/
                             POLLUTION CONTROL REVENUE - 15.6%
NR        NR        $  250   Austin, Texas Cargoport
                             Development LLC, (Abia Dev.
                             Corp.), (AMT), 9.25%,
                             10/1/21                     $    252,112
Baa2      BBB          500   Alliance Airport Authority
                             Texas, (Federal Express),
                             (AMT), 6.375%, 4/1/21            504,715
Baa1      BBB          450   Gulf Coast, Texas Waste
                             Disposal Authority,
                             (Champion International),
                             (AMT), 7.25%, 4/1/17             477,972
A2        A+         1,000   Port Corpus Christi, Texas,
                             (Hoechst Celanese Corp.),
                             (AMT), 6.875%, 4/1/17
                             (1)(3)                         1,068,100

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
                             INDUSTRIAL DEVELOPMENT REVENUE/
                             POLLUTION CONTROL REVENUE - (CONTINUED)
Baa3      BB+          250   Puerto Rico Port Authority,
                             (American Air Lines),
                             (AMT), 6.30, 6/01/23             255,345
NR        A          1,000   Trinity River Authority
                             Texas, (PCR), (AMT), 6.20%,
                             3/1/20                         1,009,110
                                                         ------------
                                                         $  3,567,354
                                                         ------------

                             INSURED ELECTRIC UTILITIES - 18.2%
Aaa       AAA       $1,000   Austin, Texas Utility
                             System, (FGIC), 6.25%,
                             5/15/16 (2)                 $  1,051,830
Aaa       AAA          500   Lower Colorado River
                             Authority Junior Lien,
                             Texas, (FGIC), 0%, 1/1/12        216,840
Aaa       AAA        1,000   Austin Texas Combined
                             Utility, (AMBAC), 6.75%,
                             11/15/12 (2)                   1,084,130
Aaa       AAA        1,395   Texas Municipal Power
                             Agency, (MBIA), 0%, 9/1/13       546,631
Aaa       AAA        1,000   Texas Municipal Power
                             Agency, (MBIA), 0%, 9/1/17       303,960
Aaa       AAA        1,000   San Antonio, Texas Electric
                             & Gas, (MBIA), 5.375%,
                             2/1/18                           963,460
                                                         ------------
                                                         $  4,166,851
                                                         ------------
                             INSURED HOSPITAL - 6.9%
Aaa       AAA       $  500   Harris County, Texas HFC
                             Hermann Hospital, (MBIA),
                             6.375%, 10/1/24 (1)(3)      $    529,515
Aaa       AAA        1,000   Tyler County, Texas HFC
                             Mother Frances Hospital,
                             (FGIC), 6.50%, 7/1/22          1,058,610
                                                         ------------
                                                         $  1,588,125
                                                         ------------

                             LEASE/CERTIFICATES OF PARTICIPATION - 1.1%
NR        BBB-      $  250   Rio Grande, Texas
                             Independent School District
                             Lease, 6.75%, 7/15/10       $    259,273
                                                         ------------
                             TRANSPORTATION - 8.4%
Baa2      BB+       $  505   Alliance Airport Authority,
                             American Airlines, (AMT),
                             7.50%, 12/1/29              $    539,416
Baa3      BB           300   Dallas-Fort Worth Texas
                             Airport, Delta Airlines,
                             (AMT), 7.125%, 11/1/26           314,628

     RATINGS
   (UNAUDITED)
------------------ PRINCIPAL
                    AMOUNT
         STANDARD    (000
MOODY'S  & POOR'S  OMITTED)           SECURITY              VALUE
------------------------------------------------------------------------
Baa2      BB+          225   Dallas-Fort Worth Texas
                             Airport, American Airlines,
                             (AMT), 7.50%, 11/1/25            240,745
NR        BBB          755   Guam Airport Authority,
                             (AMT), 6.70%, 10/1/23            778,654
Aa        AA            25   Harris County, Texas Toll
                             Road, Subordinate Lien,
                             6.75%, 8/1/14                     27,065
                                                         ------------
                                                         $  1,900,508
                                                         ------------
                             TOTAL TAX-EXEMPT
                             INVESTMENTS (IDENTIFIED
                             COST, $21,799,179)          $ 22,856,297
                                                         ============

(1) Security has been segregated to cover margin requirements on open financial futures contracts.
(2) When-issued security.
(3) Security has been segregated to cover when-issued securities.

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1997, 25.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.4% to 10.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                             Municipals Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                          January 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                      ARIZONA         COLORADO       CONNECTICUT        MICHIGAN
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                    ------------     -----------     ------------     -------------
ASSETS:
  Investments --
     Identified cost                                $112,442,245     $39,970,332     $174,145,416      $149,021,400
     Unrealized appreciation                           7,581,130       2,248,088       4,057,739          7,915,374
                                                    ------------     -----------     ------------      ------------
  Total investments, at value (Note 1A)             $120,023,375     $42,218,420     $178,203,155      $156,936,774
  Cash                                                   166,805         163,338         194,996          2,819,617
  Receivable for investments sold                        969,533         984,651         278,992           --
  Interest receivable                                  1,172,145         577,039       2,327,578          2,432,708
  Deferred organization expenses (Note 1D)                 1,776             535           2,874              2,744
                                                    ------------     -----------     ------------      ------------
       Total assets                                 $122,333,634     $43,943,983     $181,007,595      $162,191,843
                                                    ------------     -----------     ------------      ------------
LIABILITIES:
  Payable for when-issued securities (Note 1G)      $  1,448,925     $   --          $   --            $   --
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)                81,375          31,500          96,250            147,000
  Payable to affiliate --
     Trustees' fees (Note 2)                                 750             132             963                960
  Accrued expenses                                        12,260           5,426          22,484             12,401
                                                    ------------     -----------     ------------      ------------
       Total liabilities                            $  1,543,310     $    37,058     $   119,697       $    160,361
                                                    ------------     -----------     ------------      ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                         $120,790,324     $43,906,925     $180,887,898      $162,031,482
                                                    ============     ===========     ============      ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                    $113,045,080     $41,601,937     $176,438,903      $154,269,310
  Unrealized appreciation of investments and
     financial futures contracts (computed on the
     basis of identified cost)                         7,745,244       2,304,988       4,448,995          7,762,172
                                                    ------------     -----------     ------------      ------------
       Total                                        $120,790,324     $43,906,925     $180,887,898      $162,031,482
                                                    ============     ===========     ============      ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                          January 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                      MINNESOTA       NEW JERSEY      PENNSYLVANIA        TEXAS
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     -----------     ------------     ------------     -----------
ASSETS:
  Investments --
     Identified cost                                 $65,945,242     $343,130,391     $395,392,490     $21,799,179
     Unrealized appreciation                           3,832,185       22,023,875      22,257,139        1,057,118
                                                     -----------     ------------     ------------     -----------
  Total investments, at value (Note 1A)              $69,777,427     $365,154,266     $417,649,629     $22,856,297
  Cash                                                   482,981        2,400,635             510          506,522
  Receivable for investments sold                      1,115,452        2,153,830          30,000               --
  Interest receivable                                    817,663        4,636,949       5,851,779          405,056
  Deferred organization expenses (Note 1D)                   814            4,544           5,605              507
                                                     -----------     ------------     ------------     -----------
       Total assets                                  $72,194,337     $374,350,224     $423,537,523     $23,768,382
                                                     -----------     ------------     ------------     -----------
LIABILITIES:
  Payable for investments purchased                  $        --     $  5,310,075     $   662,550      $        --
  Payable for when-issued securities (Note 1G)                --               --              --        1,046,570
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)                48,125          210,000         378,000           18,375
  Demand note payable (Note 5)                                --               --       1,558,000               --
  Payable to affiliate --
     Trustees' fees (Note 2)                                 594            1,437           1,600               10
  Accrued expenses                                         9,773           36,242          12,225            1,212
                                                     -----------     ------------     ------------     -----------
       Total liabilities                             $    58,492     $  5,557,754     $ 2,612,375      $ 1,066,167
                                                     -----------     ------------     ------------     -----------
NET ASSETS applicable to investors' interest in
  Portfolio                                          $72,135,845     $368,792,470     $420,925,148     $22,702,215
                                                     ===========     ============     ============     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                     $68,221,808     $346,805,155     $399,061,957     $21,570,403
  Unrealized appreciation of investments and
     financial futures contracts (computed on the
     basis of identified cost)                         3,914,037       21,987,315      21,863,191        1,131,812
                                                     -----------     ------------     ------------     -----------
       Total                                         $72,135,845     $368,792,470     $420,925,148     $22,702,215
                                                     ===========     ============     ============     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
             For the Six Months Ended January 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                          ARIZONA        COLORADO      CONNECTICUT      MICHIGAN
                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -----------     ----------     -----------     -----------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                       $ 3,786,546     $1,393,833     $5,577,730      $ 5,020,069
                                                        -----------     ----------     -----------     -----------
  Expenses --
     Investment adviser fee (Note 2)                    $   253,380     $   59,948     $  397,348      $   356,177
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)             4,320            944          5,621            5,610
     Custodian fees (Note 1I)                                30,006         15,862         50,599           40,461
     Legal and accounting services                           23,043         19,663         26,384           26,093
     Bond pricing                                             4,151          2,178          4,145            4,104
     Amortization of organization expenses (Note 1D)            903            311          1,321            1,257
     Miscellaneous                                            4,481          2,093         23,142           15,200
                                                        -----------     ----------     -----------     -----------
       Total expenses                                   $   320,284     $  100,999     $  508,560      $   448,902
  Deduct --
     Reduction of custodian fees (Note 1I)                    5,954          7,921          2,964           16,705
                                                        -----------     ----------     -----------     -----------
       Net expenses                                     $   314,330     $   93,078     $  505,596      $   432,197
                                                        -----------     ----------     -----------     -----------
            Net investment income                       $ 3,472,216     $1,300,755     $5,072,134      $ 4,587,872
                                                        -----------     ----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
     Investment transactions (identified cost basis)    $   458,989     $  337,024     $  495,366      $   804,704
     Financial futures contracts                         (1,305,689)      (405,888)    (1,333,807)      (1,774,707)
                                                        -----------     ----------     -----------     -----------
       Net realized loss on investments                 $  (846,700)    $  (68,864)    $ (838,441)     $  (970,003)
                                                        -----------     ----------     -----------     -----------
  Change in unrealized appreciation --
     Investments                                        $ 2,088,377     $  610,322     $2,008,616      $ 1,871,345
     Financial futures contracts                            522,255        103,010        499,121          323,668
                                                        -----------     ----------     -----------     -----------
       Net unrealized appreciation of investments       $ 2,610,632     $  713,332     $2,507,737      $ 2,195,013
                                                        -----------     ----------     -----------     -----------
          Net realized and unrealized gain on
            investments                                 $ 1,763,932     $  644,468     $1,669,296      $ 1,225,010
                                                        -----------     ----------     -----------     -----------
            Net increase in net assets from operations  $ 5,236,148     $1,945,223     $6,741,430      $ 5,812,882
                                                        ===========     ==========     ===========     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
             For the Six Months Ended January 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                        MINNESOTA      NEW JERSEY      PENNSYLVANIA       TEXAS
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ----------     -----------     ------------     ---------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                       $2,291,538     $12,113,000     $14,112,307     $ 722,073
                                                        ----------     -----------     -----------     ---------
  Expenses --
     Investment adviser fee (Note 2)                    $  131,736     $   884,210     $ 1,027,282     $  21,965
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)            3,359           8,526           9,489         --
     Custodian fees (Note 1I)                               24,096          88,500          78,667         4,894
     Legal and accounting services                          18,522          35,259          36,356        14,548
     Bond pricing                                            3,777           7,250           6,242         2,678
     Amortization of organization expenses (Note 1D)           513           2,250           2,661           304
     Miscellaneous                                           7,191          24,970          49,362         1,278
                                                        ----------     -----------     -----------     ---------
       Total expenses                                   $  189,194     $ 1,050,965     $ 1,210,059     $  45,667
                                                        ----------     -----------     -----------     ---------
  Deduct --
     Reduction of investment adviser fee (Note 2)       $  --          $   --          $   --          $   8,076
     Reduction of custodian fee (Note 1I)                   11,804          23,232          78,667         4,029
                                                        ----------     -----------     -----------     ---------
       Total                                            $   11,804     $    23,232     $    78,667     $  12,105
                                                        ----------     -----------     -----------     ---------
       Net expenses                                     $  177,390     $ 1,027,733     $ 1,131,392     $  33,562
                                                        ----------     -----------     -----------     ---------
            Net investment income                       $2,114,148     $11,085,267     $12,980,915     $ 688,511
                                                        ----------     -----------     -----------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) --
     Investment transactions (identified cost basis)    $  388,232     $ 1,615,201     $ 1,749,418     $  53,296
     Financial futures contracts                          (668,671)     (2,284,248)     (4,500,155)     (254,502)
                                                        ----------     -----------     -----------     ----------
       Net realized loss on investments                 $ (280,439)    $  (669,047)    $(2,750,737)    $(201,206)
                                                        ----------     -----------     -----------     ----------
  Change in unrealized appreciation --
     Investments                                        $  473,806     $ 4,221,163     $ 7,308,201     $ 411,024
     Financial futures contracts                           158,661         151,479         818,098        86,879
                                                        ----------     -----------     -----------     ---------
       Net unrealized appreciation of investments       $  632,467     $ 4,372,642     $ 8,126,299     $ 497,903
                                                        ----------     -----------     -----------     ---------
          Net realized and unrealized gain on
            investments                                 $  352,028     $ 3,703,595     $ 5,375,562     $ 296,697
                                                        ----------     -----------     -----------     ---------
            Net increase in net assets from operations  $2,466,176     $14,788,862     $18,356,477     $ 985,208
                                                        ==========     ===========     ===========     =========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
             For the Six Months Ended January 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                      ARIZONA         COLORADO       CONNECTICUT        MICHIGAN
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ------------     -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                          $  3,472,216     $ 1,300,755     $  5,072,134     $  4,587,872
     Net realized loss on investments                   (846,700)        (68,864)        (838,441)        (970,003)
     Change in unrealized appreciation of
       investments                                     2,610,632         713,332        2,507,737        2,195,013
                                                    ------------     -----------     ------------     ------------
       Net increase in net assets from operations   $  5,236,148     $ 1,945,223     $  6,741,430     $  5,812,882
                                                    ------------     -----------     ------------     ------------
  Capital transactions --
     Contributions                                  $  4,134,382     $ 1,804,695     $  6,884,261     $  1,978,516
     Withdrawals                                     (18,441,753)     (5,258,567)     (20,354,678)     (19,224,524)
                                                    ------------     -----------     ------------     ------------
       Decrease in net assets resulting from
          capital transactions                      $(14,307,371)    $(3,453,872)    $(13,470,417)    $(17,246,008)
                                                    ------------     -----------     ------------     ------------
          Total decrease in net assets              $ (9,071,223)    $(1,508,649)    $ (6,728,987)    $(11,433,126)
NET ASSETS:
  At beginning of period                             129,861,547      45,415,574      187,616,885      173,464,608
                                                    ------------     -----------     ------------     ------------
  At end of period                                  $120,790,324     $43,906,925     $180,887,898     $162,031,482
                                                    ============     ===========     ============     ============

--------------------------------------------------------------------------------

                                                      MINNESOTA       NEW JERSEY      PENNSYLVANIA        TEXAS
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     -----------     ------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $ 2,114,148     $ 11,085,267     $ 12,980,915     $   688,511
     Net realized loss on investments                   (280,439)        (669,047)      (2,750,737)       (201,206)
     Change in unrealized appreciation of
       investments                                       632,467        4,372,642        8,126,299         497,903
                                                     -----------     ------------     ------------     -----------
       Net increase in net assets from operations    $ 2,466,176     $ 14,788,862     $ 18,356,477     $   985,208
                                                     -----------     ------------     ------------     -----------
  Capital transactions --
     Contributions                                   $ 2,286,799     $ 12,250,982     $ 11,925,342     $   926,926
     Withdrawals                                      (8,707,203)     (44,491,715)     (57,538,532)     (3,576,755)
                                                     -----------     ------------     ------------     -----------
       Decrease in net assets resulting from capital
          transactions                               $(6,420,404)    $(32,240,733)    $(45,613,190)    $(2,649,829)
                                                     -----------     ------------     ------------     -----------
          Total decrease in net assets               $(3,954,228)    $(17,451,871)    $(27,256,713)    $(1,664,621)
NET ASSETS:
  At beginning of period                              76,090,073      386,244,341      448,181,861      24,366,836
                                                     -----------     ------------     ------------     -----------
  At end of period                                   $72,135,845     $368,792,470     $420,925,148     $22,702,215
                                                     ===========     ============     ============     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1996
--------------------------------------------------------------------------------

                                                      ARIZONA         COLORADO       CONNECTICUT        MICHIGAN
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                    ------------     -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                          $  7,710,632     $ 2,697,672     $10,721,638      $ 10,187,783
     Net realized gain (loss) on investments             901,764         299,431            (814)        2,810,989
     Change in unrealized appreciation of
       investments                                     1,257,563         402,252       3,384,135           971,245
                                                    ------------     -----------     ------------     ------------
       Net increase in net assets from operations   $  9,869,959     $ 3,399,355     $14,104,959      $ 13,970,017
                                                    ------------     -----------     ------------     ------------
  Capital transactions --
     Contributions                                  $  9,272,110     $ 5,588,344     $11,976,667      $  7,755,466
     Withdrawals                                     (33,801,537)     (9,649,291)    (33,740,530)      (39,523,856)
                                                    ------------     -----------     ------------     ------------
       Decrease in net assets resulting from
          capital transactions                      $(24,529,427)     (4,060,947)    $(21,763,863)    $(31,768,390)
                                                    ------------     -----------     ------------     ------------
          Total decrease in net assets              $(14,659,468)    $  (661,592)    $(7,658,904)     $(17,798,373)
NET ASSETS:
  At beginning of year                               144,521,015      46,077,166     195,275,789       191,262,981
                                                    ------------     -----------     ------------     ------------
  At end of year                                    $129,861,547     $45,415,574     $187,616,885     $173,464,608
                                                    ============     ===========     ============     ============

--------------------------------------------------------------------------------

                                                     MINNESOTA        NEW JERSEY      PENNSYLVANIA         TEXAS
                                                     PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                    ------------     ------------     -------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                          $  4,601,643     $ 23,488,315     $ 28,316,855      $ 1,575,243
     Net realized gain (loss) on investments             410,797         (316,728)       5,992,215          342,298
     Change in unrealized appreciation of
       investments                                       697,008        3,926,712         (244,311)         178,638
                                                    ------------     ------------     -------------     -----------
       Net increase in net assets from operations   $  5,709,448     $ 27,098,299     $ 34,064,759      $ 2,096,179
                                                    ------------     ------------     -------------     -----------
  Capital transactions --
     Contributions                                  $  5,070,544     $ 25,074,635     $ 20,910,102      $ 1,285,449
     Withdrawals                                     (17,657,615)     (76,967,015)    (109,043,304)      (7,241,813)
                                                    ------------     ------------     -------------     -----------
       Decrease in net assets resulting from
          capital transactions                      $(12,587,071)    $(51,892,380)    $(88,133,202)     $(5,956,364)
                                                    ------------     ------------     -------------     -----------
          Total decrease in net assets              $ (6,877,623)    $(24,794,081)    $(54,068,443)     $(3,860,185)
NET ASSETS:
  At beginning of year                                82,967,696      411,038,422      502,250,304       28,227,021
                                                    ------------     ------------     -------------     -----------
  At end of year                                    $ 76,090,073     $386,244,341     $448,181,861      $24,366,836
                                                    ============     ============     =============     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                   COLORADO PORTFOLIO
                                                                                               ---------------------------
                                                ARIZONA PORTFOLIO                                                   YEAR
                      ----------------------------------------------------------------------                       ENDED
                      SIX MONTHS ENDED        YEAR ENDED JULY 31,                              SIX MONTHS ENDED   JULY 31,
                      JANUARY 31, 1997   ------------------------------        YEAR ENDED      JANUARY 31, 1997   --------
                        (UNAUDITED)        1996       1995      1994*       SEPT. 30, 1993**     (UNAUDITED)        1996
                      ----------------   --------   --------   --------     ----------------   ----------------   --------
RATIOS (As a
 percentage of
 average daily net
 assets)++:
 Net expenses (1)            0.51%+         0.51%      0.52%      0.46%+           0.42%+             0.46%+         0.40%
 Net expenses after
   custodian fee
   reduction                 0.50%+         0.50%       --         --               --                0.42%+         0.36%
 Net investment
   income                    5.50%+         5.53%      5.81%      5.43%+           5.46%+             5.80%+         5.75%
PORTFOLIO TURNOVER              6%            18%        22%        23%             107%                11%            53%
NET ASSETS, end of
 period (000
 omitted)                 $120,790       $129,862   $144,521   $154,068         $133,539           $ 43,907       $ 45,416


                                                 YEAR ENDED
                        1995      1994*       SEPT. 30, 1993**
                      --------   --------     ----------------
RATIOS (As a
 percentage of
 average daily net
 assets)++:
 Net expenses (1)        0.25%      0.02%+           0.06%+
 Net expenses after
   custodian fee
   reduction              --         --               --
 Net investment
   income                6.05%      5.73%+           5.60%+
PORTFOLIO TURNOVER         52%        23%              10%
NET ASSETS, end of
 period (000
 omitted)             $ 46,077   $ 44,399         $ 24,346

++The operating expenses of the Colorado Portfolio reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average
 daily net assets):
 Expenses (1)                                                                                                        0.42%
 Expenses after custodian fee
   reduction                                                                                                         0.38%
 Net investment
   income                                                                                                            5.73%

RATIOS (As a percent
 daily net assets):
 Expenses (1)            0.40%      0.35%+           0.35%+
 Expenses after cust
   reduction              --         --               --
 Net investment
   income                5.90%      5.40%+           5.31%+

--------------------------------------------------------------------------------

                                                                                                   MICHIGAN PORTFOLIO
                                                                                               ---------------------------
                                              CONNECTICUT PORTFOLIO                                                 YEAR
                      ----------------------------------------------------------------------                       ENDED
                      SIX MONTHS ENDED        YEAR ENDED JULY 31,                              SIX MONTHS ENDED   JULY 31,
                      JANUARY 31, 1997   ------------------------------        YEAR ENDED      JANUARY 31, 1997   --------
                        (UNAUDITED)        1996       1995      1994*       SEPT. 30, 1993**     (UNAUDITED)        1996
                      ----------------   --------   --------   --------     ----------------   ----------------   --------
RATIOS (As a
 percentage of
 average daily net
 assets):
 Net expenses (1)            0.54%+         0.52%      0.53%      0.47%+           0.46%+             0.53%+         0.54%
 Net expenses after
   custodian fee
   reduction                 0.54%+         0.50%       --         --               --                0.51%+         0.52%
 Net investment
   income                    5.43%+         5.49%      5.77%      5.40%+           5.45%+             5.39%+         5.50%
PORTFOLIO TURNOVER              5%            23%        29%        10%              10%                10%            49%
NET ASSETS, end of
 period (000
 omitted)                 $180,888       $187,617   $195,276   $192,038         $159,848           $162,031       $173,465


                                                 YEAR ENDED
                        1995      1994*       SEPT. 30, 1993**
                      --------   --------     ----------------
RATIOS (As a
 percentage of
 average daily net
 assets):
 Net expenses (1)        0.48%      0.47%+           0.44%+
 Net expenses after
   custodian fee
   reduction              --         --               --
 Net investment
   income                5.85%      5.48%+           5.46%+
PORTFOLIO TURNOVER         54%        45%              20%
NET ASSETS, end of
 period (000
 omitted)             $191,263   $204,032         $187,665

   + Annualized.
   * For the ten months ended July 31, 1994.
  ** For the period from the start of business, February 1, 1993, to September
     30, 1993.
 (1) The expense ratios for the six months ended January 31, 1997 and the year ended July 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before July 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                  NEW JERSEY PORTFOLIO
                                                                                               ---------------------------
                                               MINNESOTA PORTFOLIO                                                  YEAR
                      ----------------------------------------------------------------------                       ENDED
                      SIX MONTHS ENDED        YEAR ENDED JULY 31,                              SIX MONTHS ENDED   JULY 31,
                      JANUARY 31, 1997   ------------------------------        YEAR ENDED      JANUARY 31, 1997   --------
                        (UNAUDITED)        1996       1995      1994*       SEPT. 30, 1993**     (UNAUDITED)        1996
                      ----------------   --------   --------   --------     ----------------   ----------------   --------
RATIOS (As a
 percentage of
 average daily net
 assets):
 Net expenses (1)            0.50%+         0.48%      0.47%      0.45%+           0.40%+             0.55%+         0.53%
 Net expenses after
   custodian fee
   reduction                 0.47%+         0.46%       - -        --               --                0.54%+         0.52%
 Net investment
   income                    5.66%+         5.69%      5.83%      5.50%+           5.58%+             5.80%+         5.82%
PORTFOLIO TURNOVER              7%            45%        76%        20%              10%                10%            39%
NET ASSETS, end of
 period (000
 omitted)                 $ 72,136       $ 76,090   $ 82,968   $ 84,005         $ 67,019           $368,792       $386,244


                                                 YEAR ENDED
                        1995      1994*       SEPT. 30, 1993**
                      --------   --------     ----------------
RATIOS (As a
 percentage of
 average daily net
 assets):
 Net expenses (1)        0.52%      0.50%+           0.50%+
 Net expenses after
   custodian fee
   reduction              --         --               --
 Net investment
   income                5.96%      5.62%+           5.67%+
PORTFOLIO TURNOVER         54%        25%              12%
NET ASSETS, end of
 period (000
 omitted)             $411,038   $423,854         $393,677

--------------------------------------------------------------------------------

                                                                                                     TEXAS PORTFOLIO
                                                                                               ---------------------------
                                              PENNSYLVANIA PORTFOLIO                                                YEAR
                      ----------------------------------------------------------------------                       ENDED
                      SIX MONTHS ENDED        YEAR ENDED JULY 31,                              SIX MONTHS ENDED   JULY 31,
                      JANUARY 31, 1997   ------------------------------        YEAR ENDED      JANUARY 31, 1997   --------
                        (UNAUDITED)        1996       1995      1994*       SEPT. 30, 1993**     (UNAUDITED)        1996
                      ----------------   --------   --------   --------     ----------------   ----------------   --------
RATIOS (As a
 percentage of
 average daily net
 assets)++:
 Net expenses (1)            0.55%+         0.54%      0.49%      0.48%+           0.50%+             0.32%+         0.32%
 Net expenses after
   custodian fee
   reduction                 0.52%+         0.50%       --         --               --                0.28%+         0.27%
 Net investment
   income                    5.91%+         5.90%      6.02%      5.66%+           5.71%+             5.78%+         5.81%
PORTFOLIO TURNOVER              5%            30%        44%        21%              17%                13%            39%
NET ASSETS, end of
 period (000
 omitted)                 $420,925       $448,182   $502,250   $536,786         $497,001           $ 22,702       $ 24,367


                                                 YEAR ENDED
                        1995      1994*       SEPT. 30, 1993**
                      --------   --------     ----------------
RATIOS (As a
 percentage of
 average daily net
 assets)++:
 Net expenses (1)        0.08%      0.00%+           0.03%+
 Net expenses after
   custodian fee
   reduction              --         --               --
 Net investment
   income                6.20%      5.69%+           5.82%+
PORTFOLIO TURNOVER         49%        27%               8%
NET ASSETS, end of
 period (000
 omitted)             $ 28,227   $ 27,589         $ 16,029

 ++ The operating expenses of the Texas Portfolio reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average
 daily net assets):
 Expenses (1)                                                                                         0.38%+         0.42%
 Expenses after custodian fee
   reduction (1)                                                                                      0.35%+         0.37%
 Net investment
   income                                                                                             5.71%+         5.71%

RATIOS (As a percent
 daily net assets):
 Expenses (1)            0.35%      0.37%+           0.42%+
 Expenses after cust
   reduction (1)          --         --               --
 Net investment
   income                5.93%      5.32%+           5.43%+

   + Annualized.
   * For the ten months ended July 31, 1994.
  ** For the period from the start of business, February 1, 1993, to September
     30, 1993.
 (1) The expense ratios for the six months ended January 31, 1997 and the year ended July 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before July 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

--------------------------------------------------------------------------------

                         Notes to Financial Statements
                                  (Unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over the counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES--The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS--Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. OPTIONS ON FINANCIAL FUTURES CONTRACTS--Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H. OTHER--Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I. EXPENSE REDUCTION--Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J. USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

K. INTERIM FINANCIAL INFORMATION--The interim financial statements relating to January 31, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS
WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 1997, each Portfolio paid advisory fees as follows:

    PORTFOLIO         AMOUNT           EFFECTIVE RATE*
-----------------   ----------         ----------------
Arizona             $  253,380               0.40%
Colorado                59,948               0.27%
Connecticut            397,348               0.43%
Michigan               356,177               0.42%
Minnesota              131,736               0.35%
New Jersey             884,210               0.46%
Pennsylvania         1,027,282               0.47%
Texas                   21,965               0.18%

* Advisory fees as a percentage of average daily net assets (annualized).

To enhance the net income of the Texas Portfolio, BMR made a preliminary reduction in its fee in the amount of $8,076.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.
Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

--------------------------------------------------------------------------------

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 1997 were as follows:

                            ARIZONA PORTFOLIO    COLORADO PORTFOLIO    CONNECTICUT PORTFOLIO    MICHIGAN PORTFOLIO
                            -----------------    ------------------    ---------------------    ------------------
Purchases                      $ 7,291,306          $  4,618,992            $ 9,544,464            $ 16,579,119
Sales                           20,601,370             7,851,288             20,802,779              34,737,394

                                MINNESOTA            NEW JERSEY            PENNSYLVANIA
                                PORTFOLIO            PORTFOLIO               PORTFOLIO           TEXAS PORTFOLIO
                            -----------------    ------------------    ---------------------    ------------------
Purchases                      $ 5,445,493          $ 38,538,412            $20,777,189            $  3,189,430
Sales                           11,091,954            62,405,381             56,762,601               5,624,820

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at January 31, 1997, as computed on a federal income tax basis, are as follows:

                                 ARIZONA              COLORADO              CONNECTICUT              MICHIGAN
                                PORTFOLIO            PORTFOLIO               PORTFOLIO              PORTFOLIO
                            -----------------    ------------------    ---------------------    ------------------
Aggregate Cost                $ 112,442,245         $ 39,970,332           $ 174,145,416           $149,021,400
                              =============         ============           =============           ============
Gross unrealized
  appreciation                $   7,735,106         $  2,264,328           $   5,008,128           $  8,351,018
Gross unrealized
  depreciation                      153,976               16,240                 950,389                435,644
                              -------------         ------------           -------------           ------------
     Net unrealized
       appreciation           $   7,581,130         $  2,248,088           $   4,057,739           $  7,915,374
                              =============         ============           =============           ============

                                MINNESOTA            NEW JERSEY            PENNSYLVANIA               TEXAS
                                PORTFOLIO            PORTFOLIO               PORTFOLIO              PORTFOLIO
                            -----------------    ------------------    ---------------------    ------------------
Aggregate Cost                $  65,945,242         $343,130,391           $ 395,392,490           $ 21,799,179
                              =============         ============           =============           ============
Gross unrealized
  appreciation                $   3,917,406         $ 22,130,801           $  23,519,410           $  1,081,886
Gross unrealized
  depreciation                       85,221              106,926               1,262,271                 24,768
                              -------------         ------------           -------------           ------------
     Net unrealized
       appreciation           $   3,832,185         $ 22,023,875           $  22,257,139           $  1,057,118
                              =============         ============           =============           ============

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1997, the Pennsylvania Portfolio had a balance outstanding pursuant to this line of credit of $1,558,000. The Arizona Portfolio, Colorado Portfolio, Connecticut Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Pennsylvania Portfolio and Texas Portfolio did not have any significant borrowings or allocated fees during the six months ended January 31, 1997.

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(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 1997, is as follows:

                                                                                 NET UNREALIZED
                 FUTURES CONTRACTS                                                APPRECIATION
  PORTFOLIO       EXPIRATION DATE             CONTRACTS             POSITION     (DEPRECIATION)
-------------    -----------------     ------------------------     --------     --------------
Arizona                 3/97             93 U.S. Treasury Bonds       Short        $  164,114
Colorado                3/97             36 U.S. Treasury Bonds       Short            56,900
Connecticut             3/97            110 U.S. Treasury Bonds       Short           391,256
Michigan                3/97            168 U.S. Treasury Bonds       Short           153,202
Minnesota               3/97             55 U.S. Treasury Bonds       Short            81,852
New Jersey              3/97            240 U.S. Treasury Bonds       Short           (36,560)
Pennsylvania            3/97            432 U.S. Treasury Bonds       Short          (393,947)
Texas                   3/97             21 U.S. Treasury Bonds       Short            74,694

At January 31, 1997, the Portfolios had sufficient cash and/or securities to cover margin requirements on open financial futures contracts.

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
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Investment Management
--------------------------------------------------------------------------------
FUNDS             OFFICERS                     INDEPENDENT TRUSTEES
                  THOMAS J. FETTER             DONALD R. DWIGHT
                  President                    President, Dwight Partners, Inc.
                                               Chairman, Newspaper of New
                  JAMES B. HAWKES              England, Inc.
                  Vice President, Trustee

                  ROBERT B. MACINTOSH          SAMUEL L. HAYES, III
                  Vice President               Jacob H. Schiff Professor of
                                               Investment Banking, Harvard
                  JAMES L. O'CONNOR            University Graduate School of
                  Treasurer                    Business Administration

                  THOMAS OTIS                  NORTON H. REAMER
                  Secretary                    President and Director,
                                               United Asset Management
                                               Corporation

                                               JOHN L. THORNDIKE
                                               Director,
                                               Fiduciary Company Incorporated

                                               JACK L. TREYNOR
                                               Investment Adviser
                                               and Consultant

--------------------------------------------------------------------------------
PORTFOLIOS        OFFICERS                     INDEPENDENT TRUSTEES
                  THOMAS J. FETTER             DONALD R. DWIGHT
                  President                    President, Dwight Partners, Inc.
                                               Chairman, Newspaper of New
                  JAMES B. HAWKES              England, Inc.
                  Vice President, Trustee

                  ROBERT B. MACINTOSH          SAMUEL L. HAYES, III
                  Vice President of            Jacob H. Schiff Professor of
                  Arizona, Colorado,           Investment Banking, Harvard
                  Connecticut, Michigan,       University Graduate School of
                  Minnesota,                   Business Administration
                  New Jersey, Pennsylvania
                  and Texas Municipals         NORTON H. REAMER
                  Portfolios and Portfolio     President and Director,
                  Manager of Minnesota and     United Asset Management
                  New Jersey Municipals        Corporation
                  Portfolios
                                               JOHN L. THORNDIKE
                  CYNTHIA J. CLEMSON           Director,
                  Vice President and           Fiduciary Company Incorporated
                  Portfolio Manager
                  of Arizona and Colorado      JACK L. TREYNOR
                  Municipals                   Investment Adviser
                  Portfolios                   and Consultant

                  NICOLE ANDERES
                  Vice President and
                  Portfolio Manager of
                  Connecticut and Texas
                  Municipals Portfolios

                  TIMOTHY T. BROWSE
                  Vice President and
                  Portfolio Manager of
                  Michigan and Pennsylvania
                  Municipals Portfolio

                  JAMES L. O'CONNOR
                  Treasurer

                  THOMAS OTIS
                  Secretary

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INVESTMENT ADVISER OF THE PORTFOLIOS
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF THE FUNDS
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

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